VANGUARD
TAX-MANAGED
FUND

Semiannual Report
June 30, 1997


[PHOTO]


[THE VANGUARD GROUP LOGO]

[PHOTO]

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson; and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.

                                    CONTENTS



                                  A Message To
                                Our Shareholders

                                       1


                                  The Markets
                                 In Perspective

                                       4


                                  Performance
                                   Summaries

                                       6


                                   Financial
                                   Statements

                                       7


                                 Directors And
                                    Officers

                               INSIDE BACK COVER


                        All comparative mutual fund data
                   are from Lipper Analytical Services, Inc.
                     or Morningstar unless otherwise noted.

[PHOTO]

FELLOW SHAREHOLDER,

The stock market continued to race ahead while bond returns ambled along at a deliberate pace during the first half of 1997. Vanguard Tax-Managed Fund's two all-equity portfolios, Growth and Income and Capital Appreciation, posted very strong gains during the period, while the Balanced Portfolio provided lower returns that were representative of its less risky mix of assets.

         Each of the Tax-Managed Portfolios uses an index approach to minimize taxable capital gains and keep portfolio turnover low. Our Growth and Income Portfolio precisely matched the performance of its benchmark, the Standard & Poor's 500 Composite Stock Price Index, which is dominated by large-capitalization stocks, while our Capital Appreciation Portfolio and Balanced Portfolio trailed their benchmark indexes. The adjacent table presents the total return (capital change plus reinvested dividends) provided by our Portfolios and their respective unmanaged benchmarks.

         The net asset values and income dividends for each Portfolio are presented in the table at the end of this letter. None of the Portfolios distributed any net realized capital gains during the period.


-----------------------------------------------------
                                      TOTAL RETURNS
                                     SIX MONTHS ENDED
                                      JUNE 30, 1997
-----------------------------------------------------
TAX-MANAGED GROWTH AND
   INCOME PORTFOLIO                       +20.6%
S&P 500 Index                             +20.6
-----------------------------------------------------
TAX-MANAGED CAPITAL
   APPRECIATION PORTFOLIO                 +16.6%
Russell 1000 Index                        +18.6
-----------------------------------------------------
TAX-MANAGED BALANCED PORTFOLIO            + 8.9%
Tax-Managed Balanced
   Composite Index*                       +10.5
-----------------------------------------------------

*50% Russell 1000 Index, 50% Lehman 7-Year
 Municipal Bond Index.

THE PERIOD IN REVIEW

A nearly perfect climate for common stocks--strong economic growth, rising corporate profits, and decelerating inflation--prevailed during the six months ended June 30. The market's advance was especially impressive, since it was achieved despite a drop of nearly -10% in the S&P 500 Index during the seven weeks following February 18. By early May, however, the market had resumed its ascent into record territory.

         Large-cap stocks led the market's remarkable advance, and the S&P 500 Index handily beat the broader market averages: The Russell Midcap Index and the Russell 2000 Index of small-cap stocks trailed the S&P 500 Index by 8 and 10 percentage points, respectively. Even within the S&P 500 Index, there was an extreme bias in favor of big stocks. The 25 largest stocks in the Index provided a +26.4% return during the six months, while the 475 others gained +17.6%.

         The bond market lost ground early in the period, but recovered nicely. On balance, interest rates barely moved during the half-year--the yield on the Bond Buyer Index of municipal bonds slipped a mere 3 basis points, from 5.72% to 5.69%. The Lehman Municipal Bond Index, a good measure of the overall tax-exempt bond market, provided a +3.2% return for the six months.

         Our GROWTH AND INCOME PORTFOLIO, which aims to provide returns that parallel the S&P 500 Index, benefited from the market's tilt toward large-cap stocks and was able to match the Index precisely. The +20.6% return was well above the +16.0% return on the average value (growth and income) mutual fund and exceeded returns of an astounding 95% of all general equity mutual funds over the period. Although grateful for such a remarkable result, we emphasize that it is unlikely to persist or to recur.

         Our CAPITAL APPRECIATION PORTFOLIO earned +16.6%, far above the average capital appreciation fund's +10.2% return, but two percentage points behind our benchmark Russell 1000 Index. Ironically, the stock market's large-cap bias was the key factor in both the Portfolio's underperformance versus the Index and its superiority over its average competitor. We select stocks for the Portfolio from the lower-yielding growth stocks in the Russell 1000 Index. The market capitalizations of these stocks tend to be smaller than those of the Index's higher-yielding growth stocks. Although "bigger was better" during the first half of 1997, there are other periods when "small is beautiful" and smaller stocks outperform the giants. For us, size was a help, not a hindrance, in comparison with our peers. Our typical holding is larger than those of many competing funds, some of which emphasize small-cap stocks.

         The stock portion of our BALANCED PORTFOLIO is based on the same group of low-yielding, growth-oriented equities that constitute our Capital Appreciation Portfolio. We combine those stocks with holdings of high-quality, intermediate-term, tax-exempt bonds. This market sector, as measured by the Lehman 7-Year Municipal Bond Index, provided a return of +2.6% during the half-year, a paltry result in comparison with the stock market's gains. To retain its tax-exempt character, our Portfolio must invest at least 50% of its assets in municipal bonds, and we slightly overweight the bond portion of the Portfolio to assure meeting this requirement. This slight tilt toward municipal bonds and the previously mentioned impact of the market's bias toward large stocks are the reasons we trailed our Balanced Composite Index by 1.6 percentage points during the six months.

IN SUMMARY

The extraordinary bull market for U.S. stocks that began almost 15 years ago has amply demonstrated the rewards of long-term investing. Risk, the inseparable companion of reward, may not be so apparent just now. Yet investors disregard risk at their peril.

         We continue to believe that a prudent investment approach is to hold a balanced portfolio of stock funds, bond funds, and money market funds in proportions appropriate to one's financial situation, tolerance for risk, and investment objectives. By helping to reduce the drag of taxes on returns, Vanguard Tax-Managed Fund can play a useful role in such balanced portfolios and help investors to "stay the course" toward their long-term investment goals.


/s/ JOHN C. BOGLE                                          /s/ JOHN J. BRENNAN

John C. Bogle                                              John J. Brennan
Chairman of the Board                                      President

July 24, 1997

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------------------
                                                                             DIVIDENDS FROM
                                                                             NET INVESTMENT
                                          NET ASSET VALUE PER SHARE            INCOME FOR
                                        -------------------------------     SIX MONTHS ENDED
PORTFOLIO                               DEC. 31, 1996     JUN. 30, 1997       JUNE 30, 1997
--------------------------------------------------------------------------------------------
Tax-Managed Growth and Income              $15.89            $19.03              $0.12
Tax-Managed Capital Appreciation            15.95             18.59               0.00
Tax-Managed Balanced                        12.92             13.90               0.16
--------------------------------------------------------------------------------------------

[PHOTO]

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JUNE 30, 1997

U.S. EQUITY MARKETS

As the economy continued to grow while the rate of inflation did not, a robust market provided solid gains to investors in U.S. common stocks during the first half of 1997. The best performers were primarily larger-capitalization issues, although the small-company indexes exhibited some strength in the final two months of the period. Over the half-year, the Standard & Poor's 500 Composite Stock Price Index gained 20.6%, fueled by a 10.8% boost since the end of April. Reflecting the gains among smaller companies, the Russell 2000 Index posted a 10.2% increase for the six-month period, driven by an 11.1% jump in May and a 4.3% rise in June. It was particularly noteworthy that the recent small-cap gains were led by small growth stocks, the worst segment of the U.S. market during the past 12 months. This group has surged 17.6% since the end of March, although at the half-year's end it still lagged the S&P 500 Index by a sizable margin (5.2% versus 20.6%).

         Stocks benefited from the continued strength of corporate earnings, which rose some 15% during the past year, and from a widespread confidence reflected in increased price/earnings ratios. The strength in earnings, the expectation that income will continue to increase at an attractive pace, and the further conviction that inflation is not a problem helped stocks to continue to produce solid gains in the fiscal period. What's more, earnings have shown not only good strength but remarkable consistency in beating the consensus forecasts of Wall Street analysts.

         The strongest gains in the S&P 500 Index during the past six months came from the health-care sector (up 31.4%) and the consumer-staples sector (up 23.9%). By contrast, numerous uncertainties for utilities caused the issues in that sector to lag the broad market, although, on an absolute basis, their 8.2% return over six months is quite good.

--------------------------------------------------------------------------------------
                                                         TOTAL RETURNS
                                                  PERIODS ENDED JUNE 30, 1997
                                         ---------------------------------------------
                                         6 MONTHS           1 YEAR            5 YEARS*
--------------------------------------------------------------------------------------
EQUITY
   S&P 500 Index                            20.6%            34.7%             19.8%
   Russell 2000 Index                       10.2             16.3              17.9
   MSCI EAFE Index                          11.4             13.2              13.2
--------------------------------------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index               3.1%             8.2%              7.1%
   Lehman 10-Year Municipal
     Bond Index                              3.3              8.3               7.4
   Salomon Brothers Three-Month
     U.S. Treasury Bill Index                2.6              5.3               4.5
--------------------------------------------------------------------------------------
OTHER
   Consumer Price Index                      1.1%             2.3%              2.7%
--------------------------------------------------------------------------------------

*Average annual.

U.S. FIXED-INCOME MARKETS

The modest rise in interest rates during the past six months reflects the economy's underlying momentum. The 10-year U.S. Treasury's yield increased from 6.42% at the end of December to 6.97% by the middle of April. In the following weeks, economic reports indicated a slowing in economic growth and further reduced fears of an increase in inflation. This news helped interest rates fall to 6.50% by the end of June.

         Fueled by robust consumer spending, the U.S. economy expanded at a remarkable 5.8% rate in the first three months of 1997. Reflecting the vibrant economy, the nation's unemployment rate stood at 5.0% in June. Strong economic growth and tight labor markets have often led to rising inflation because of increased demand for goods and services. With this in mind, the Federal Reserve raised its federal funds interest rate target by 0.25% on March 25 in a "preemptive" strike against mounting inflationary pressures. Observed price increases have been subdued in recent months, however. Wholesale prices have fallen in each of the first six months of 1997, and so far this year consumer prices have risen at a slower pace than last year.

         With interest rates very close to year-end levels, bond investors have fared reasonably well during the past six months, as illustrated by the 3.1% return of the Lehman Brothers Aggregate Bond Index. Investors who favored shorter-maturity and lower-quality issues achieved somewhat better returns. Mortgage-backed securities continued to perform well because refinancing activity has been reduced to historically low levels as interest rates have risen. Municipal issues also tended to perform better than their taxable counterparts.

INTERNATIONAL EQUITY MARKETS

International investors received fairly good returns over the past six months. As measured by the broad Morgan Stanley Capital International Europe, Australasia, Far East Index, foreign markets gained 11.4%.

         The period saw two major developments. First, the Japanese stock market moved sharply higher in the spring, returning 11.1% in May and 7.5% in June to U.S. investors. Better tone in the economy, plus strong earnings reported by export-oriented companies benefiting from the weak yen, gave Japan a long-awaited boost. For the six months, the Japanese market is up 9.2%. The competitive benefits of a weak currency relative to the dollar extended to Germany, where the export-driven capital goods and chemical manufacturers gained; overall, the German market rose 17.0% during the six-month period.

         Arguably the biggest news came from the French elections at the end of May. The new government is considered to be less friendly toward the austerity measures needed to meet the eligibility requirements for the European Monetary Union (EMU) in 1999. The French elections also had a broad impact across the continent. Although most investors appear to agree that the elections won't jeopardize the continent's move toward the EMU, the timing and intensity of the fiscal measures are now less certain. For the six months, Europe gained 24.8% in local currencies, which a strong dollar trimmed to 14.4% for U.S. investors.

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolios could lose money.

BALANCED PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 6, 1994-JUNE 30, 1997
--------------------------------------------------------------------------------
                           BALANCED PORTFOLIO                         COMPOSITE*
FISCAL         CAPITAL           INCOME              TOTAL              TOTAL
YEAR           RETURN            RETURN             RETURN             RETURN
--------------------------------------------------------------------------------
1994             -2.3%             0.9%              -1.4%               -1.5%
1995             21.0              3.5               24.5                25.5
1996              9.0              3.2               12.2                13.2
1997**            7.6              1.3                8.9                10.5
--------------------------------------------------------------------------------

 *50% Russell 1000 Index, 50% Lehman 7-Year Municipal Bond Index.

**Six months ended June 30, 1997.

See Financial Highlights table on page 28 for dividend and capital gains information since the Portfolio's inception.

GROWTH AND INCOME PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 6, 1994-JUNE 30, 1997
--------------------------------------------------------------------------------
                       GROWTH AND INCOME PORTFOLIO                     S&P 500
FISCAL         CAPITAL           INCOME             TOTAL               TOTAL
YEAR           RETURN            RETURN            RETURN              RETURN
--------------------------------------------------------------------------------
1994             -2.6%             0.9%              -1.7%               -1.8%
1995             34.7              2.8               37.5                37.6
1996             20.7              2.3               23.0                23.0
1997*            19.8              0.8               20.6                20.6
--------------------------------------------------------------------------------

*Six months ended June 30, 1997.

See Financial Highlights table on page 29 for dividend and capital gains information since the Portfolio's inception.

CAPITAL APPRECIATION PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 6, 1994-JUNE 30, 1997
--------------------------------------------------------------------------------
                     CAPITAL APPRECIATION PORTFOLIO                 RUSSELL 1000
FISCAL         CAPITAL           INCOME              TOTAL              TOTAL
YEAR           RETURN            RETURN             RETURN             RETURN
--------------------------------------------------------------------------------
1994             -0.9%             0.4%              -0.5%               -1.3%
1995             33.5              0.9               34.4                37.8
1996             20.1              0.8               20.9                22.4
1997*            16.6              0.0               16.6                18.6
--------------------------------------------------------------------------------

*Six months ended June 30, 1997.

See Financial Highlights table on page 29 for dividend and capital gains information since the Portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997
----------------------------------------------------------------------------------------------------
                                                                                SINCE INCEPTION
                                        INCEPTION                        ---------------------------
                                          DATE            1 YEAR         CAPITAL    INCOME     TOTAL
----------------------------------------------------------------------------------------------------
Balanced Portfolio*                      9/6/94           16.62%          12.34%    3.15%      15.49%
Growth and Income Portfolio*             9/6/94           34.68           25.56     2.49       28.05
Capital Appreciation Portfolio*          9/6/94           27.76           24.48     0.78       25.26
----------------------------------------------------------------------------------------------------

* Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

[PHOTO]

FINANCIAL STATEMENTS
JUNE 30, 1997 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings, including each security's market value on the last day of the reporting period. The Balanced and Capital Appreciation Portfolios' common stocks are grouped and subtotaled by industry sector; the Growth and Income Portfolio's S&P 500 Index common stocks are listed in descending market value order. The Balanced Portfolio's municipal bond holdings are grouped and subtotaled by state. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

         At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.


----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE*
BALANCED PORTFOLIO                                               SHARES                  (000)
----------------------------------------------------------------------------------------------
COMMON STOCKS (47.8%)
----------------------------------------------------------------------------------------------
AUTO & TRANSPORTATION (2.4%)
-   AMR Corp.                                                     1,000            $        93
-   Atlas Air, Inc.                                               1,800                     62
-   Autoliv, Inc.                                                   511                     20
    Bandag, Inc.                                                    300                     15
    Burlington Northern
      Santa Fe Corp.                                              1,246                    112
    CNF Transportation Inc.                                         900                     29
    Chrysler Corp.                                                3,732                    123
-   Consolidated Freightways Corp.                                5,750                     94
-   Continental Airlines, Inc. Class B                           11,000                    384
    Delta Air Lines, Inc.                                         1,200                     98
-   Federal Express Corp.                                         1,800                    104
    Ford Motor Co.                                                5,300                    200
-   Fritz Cos., Inc.                                              2,000                     19
    General Motors Corp.                                          4,200                    234
    Harley-Davidson, Inc.                                         1,400                     67
    Kansas City Southern Industries, Inc.                         1,000                     65
-   Lear Corp.                                                    1,600                     71
    LucasVarity PLC ADR                                           1,656                     57
-   Northwest Airlines Corp. Class A                              1,600                     58
    Pittston Burlington Group                                       400                     11
    Southwest Airlines Co.                                        3,100                     80
-   UAL Corp.                                                     1,200                     86
    Union Pacific Corp.                                             359                     25
-   US Airways Group Inc.                                         3,800                    133
-   Wisconsin Central
      Transportation Corp.                                        1,800                     67
                                                                                   -----------
                                                                                         2,307
                                                                                   -----------
CONSUMER DISCRETIONARY (7.2%)
-   AccuStaff, Inc.                                               2,700                     64
-   ACNielson Corp.                                               3,200                     63
    Alberto-Culver Co. Class B                                    1,600                     45
-   America Online, Inc.                                          1,700                     95
-   AutoZone Inc.                                                 3,100                     73
    BHC Communications, Inc.
      Class A                                                       500                     60
-   Barnes & Noble Inc.                                           2,000                     86
-   Bed Bath & Beyond, Inc.                                       2,000                     61
-   Blyth Industries, Inc.                                        1,950                     66
-   Boise Cascade Office
      Products Corp.                                              2,400                     41
-   Borders Group, Inc.                                           3,400                     82
-   Boston Chicken, Inc.                                          1,700                     24
-   Brinker International, Inc.                                   1,300                     19
-   Choice Hotels Corp. Inc.                                        800                     13
-   Chris-Craft Industries, Inc.                                  1,176                     57
    Circuit City Stores, Inc.                                     1,700                     60
    Cintas Corp.                                                    200                     14
-   Circus Circus Enterprises Inc.                                2,600                     64
-   Clear Channel Communications                                  1,700                    104
    Cognizant Corp.                                               2,200                     89
-   Coleman Inc.                                                  3,600                     62
-   Consolidated Stores, Inc.                                     2,187                     76
-   Corporate Express, Inc.                                       4,650                     67
-   Corrections Corp. of America                                  2,100                     83
-   Costco Cos., Inc.                                             3,000                     99
    Cracker Barrel Old Country
      Stores, Inc.                                                2,300                     61
-   CUC International, Inc.                                       3,900                    101

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE*
BALANCED PORTFOLIO                                               SHARES                  (000)
----------------------------------------------------------------------------------------------
    Dillard's Inc.                                                1,600            $        55
    The Walt Disney Co.                                           4,800                    385
    Eastman Kodak Co.                                             2,000                    153
-   Electronic Arts Inc.                                          2,400                     81
    Fastenal Co.                                                  1,400                     68
-   Federated Department Stores                                   2,800                     97
-   Fruit of the Loom, Inc.                                       1,900                     59
    The Gap, Inc.                                                 2,000                     78
-   Gartner Group, Inc. Class A                                   2,300                     82
-   General Nutrition Cos., Inc.                                  3,300                     92
-   GTech Holdings Corp.                                          1,700                     55
-   HFS Inc.                                                      1,800                    104
-   HSN Inc.                                                        900                     28
-   Harrah's Entertainment, Inc.                                    700                     13
    Hasbro, Inc.                                                  1,350                     38
    Home Depot, Inc.                                              3,800                    262
-   Host Marriott Corp.                                           4,100                     73
-   Host Marriott Services Corp.                                    420                      5
-   ITT Corp.                                                       600                     37
    IKON Office Solutions                                         1,200                     30
    International Game Technology                                 2,600                     46
-   Jones Apparel Group, Inc.                                     1,800                     86
-   Kmart Corp.                                                   7,600                     93
-   K-III Communications Corp.                                    5,000                     60
    King World Productions, Inc.                                  1,600                     56
-   Kohls Corp.                                                   1,700                     90
    La Quinta Inns Inc.                                           3,150                     69
    The Limited, Inc.                                             1,469                     30
-   Lin Television                                                  750                     33
    Lowe's Cos., Inc.                                             1,400                     52
-   MGM Grand Inc.                                                1,300                     48
    Manpower Inc.                                                   900                     40
    Marriott International                                        1,500                     92
-   Marvel Entertainment Group                                      700                      2
    Mattel, Inc.                                                  3,387                    115
    McDonald's Corp.                                              3,400                    164
-   Micro Warehouse Inc.                                            300                      5
-   Mirage Resorts, Inc.                                          3,400                     86
    Newell Co.                                                    1,800                     71
    NIKE, Inc. Class B                                            1,500                     88
-   Nine West Group, Inc.                                         1,200                     46
    Nordstrom, Inc.                                                 500                     24
-   Oakley, Inc.                                                  5,000                     70
-   Office Depot, Inc.                                            3,000                     58
-   OfficeMax Inc.                                                4,600                     66
-   Outback Steakhouse                                              100                      2
-   Payless ShoeSource, Inc.                                      1,500                     82
    J.C. Penney Co., Inc.                                         1,178                     61
    Pep Boys (Manny, Moe & Jack)                                    200                      7
-   PETsMART, Inc.                                                2,500                     29
    Pittston Brink's Group                                          800                     24
-   Promus Hotel Corp.                                            1,800                     70
    Reebok International Ltd.                                     1,500                     70
-   Robert Half International, Inc.                               1,600                     75
    Rubbermaid, Inc.                                              1,800                     53
    Russell Corp.                                                   600                     18
-   Spiegel, Inc. Class A                                         2,200                     15
-   Staples, Inc.                                                 3,050                     70
-   Starbucks Corp.                                               2,100                     82
    Stewart Enterprises, Inc. Class A                             1,500                     63
    Sunbeam Corp.                                                 2,400                     91
    Talbots Inc.                                                     50                      2
-   Tele-Communications Liberty
      Media Group Class A                                         3,712                     88
    Time Warner, Inc.                                             3,200                    154
-   Toys R Us, Inc.                                               3,200                    112
-   USA Waste Service                                             1,900                     73
    Unisource Worldwide, Inc.                                       600                     10
-   Viacom Inc. Class B                                           2,763                     83
-   Viking Office Products                                        2,900                     55
    Wal-Mart Stores, Inc.                                         7,000                    237
    Warnaco Group                                                 1,300                     41
    Waste Management Inc.                                         1,979                     64
-   Woolworth Corp.                                               2,600                     62
                                                                                   -----------
                                                                                         6,907
                                                                                   -----------
CONSUMER STAPLES (3.8%)
    Albertson's, Inc.                                             2,000                     73
    CVS Corp.                                                     1,414                     73
    The Coca-Cola Co.                                            16,300                  1,100
    Coca-Cola Enterprises, Inc.                                   3,900                     90
    Dole Food Co.                                                   400                     17
    Gillette Co.                                                  3,752                    355
    IBP, Inc.                                                     2,100                     49
    Kellogg Co.                                                     400                     34
-   The Kroger Co.                                                3,600                    104
    PepsiCo, Inc.                                                 9,000                    338
    Philip Morris Cos., Inc.                                      6,300                    280
    Procter & Gamble Co.                                          3,800                    537
    RJR Nabisco Holdings Corp.                                    1,460                     48
-   Safeway, Inc.                                                 3,967                    183
    Schweitzer-Mauduit International, Inc.                          600                     22
-   Southland Corp.                                              17,200                     58
    Sysco Corp.                                                   1,500                     55
    Tyson Foods, Inc.                                             3,200                     61
    Walgreen Co.                                                  2,000                    107
    Wrigley, (Wm.) Jr. Co.                                          800                     54
                                                                                   -----------
                                                                                         3,638
                                                                                   -----------
FINANCIAL SERVICES (5.3%)
    AFLAC, Inc.                                                   1,800                     85
    Advanta Corp. Class A                                           200                      7
-   Alleghany Corp.                                                 410                     89
    American International Group, Inc.                            3,000                    448
    Automatic Data Processing, Inc.                               2,000                     94
    Banc One Corp.                                                2,332                    113
    BankAmerica Corp.                                             4,600                    297
-   CNA Financial Corp.                                           1,000                    105
    Capital One Financial Corp.                                     900                     34
    Citicorp                                                      2,900                    350
-   Concord EFS, Inc.                                             2,600                     67
    Conseco Inc.                                                  2,416                     89
-   ContiFinancial Corp.                                          1,700                     62
-   DST Systems, Inc.                                             1,600                     53
    Dime Bancorp, Inc.                                            4,000                     70
    The Equitable Cos.                                            2,200                     73
    Fannie Mae                                                    5,700                    249
    Federal Home Loan
      Mortgage Corp.                                              4,400                    151
    First Data Corp.                                              3,584                    158
    First Empire State Corp.                                        500                    169
-   FIserv, Inc.                                                  1,400                     62


----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE*
                                                                 SHARES                  (000)
----------------------------------------------------------------------------------------------
    Franklin Resources Corp.                                      1,500            $       109
    General Re Corp.                                                400                     73
    Golden West Financial Corp.                                     900                     63
    Green Tree Financial Corp.                                    2,100                     75
    Hartford Financial Services
      Group Inc.                                                  1,000                     83
    Lehman Brothers Holdings, Inc.                                1,900                     77
    Leucadia National Corp.                                       1,200                     37
    Loews Corp.                                                     800                     80
    MGIC Investment Corp.                                         1,800                     86
    Merrill Lynch & Co., Inc.                                     2,400                    143
    The Money Store                                                 800                     23
    Morgan Stanley, Dean Witter,
      Discover and Co.                                            4,380                    189
    The PMI Group Inc.                                              800                     50
    Progressive Corp. of Ohio                                     1,000                     87
    Salomon, Inc.                                                   500                     28
    Charles Schwab Corp.                                          2,000                     81
    State Street Corp.                                            2,400                    111
    SunAmerica Inc.                                               1,800                     88
-   SunGard Data Systems, Inc.                                    1,600                     74
    Transatlantic Holdings                                          600                     60
    Travelers Property Casualty Corp.                             1,700                     67
    Travelers Group Inc.                                          3,800                    240
    20th Century Industries of CA                                 1,300                     27
    UNUM Corp.                                                    1,800                     76
    Wells Fargo & Co.                                               600                    162
    Zions Bancorp                                                 1,600                     60
                                                                                   -----------
                                                                                         5,074
                                                                                   -----------
HEALTH CARE (5.7%)
    Abbott Laboratories                                           4,100                    274
    Aetna Inc.                                                      269                     28
    Aetna Inc. 6.25% Pfd. Series C                                   89                      8
-   ALZA Corp.                                                    2,300                     67
    Amgen, Inc.                                                   2,800                    163
-   Apria Healthcare                                              2,500                     44
    Becton, Dickinson & Co.                                       1,200                     61
-   Beverly Enterprises, Inc.                                     4,600                     75
-   Biogen, Inc.                                                  1,700                     58
    Biomet, Inc.                                                  3,000                     56
-   Boston Scientific Corp.                                       1,400                     86
    Cardinal Health, Inc.                                         1,350                     77
-   Centocor, Inc.                                                1,700                     53
-   Chiron Corp.                                                  3,540                     74
    Columbia/HCA Healthcare Corp.                                 5,902                    232
-   Covance, Inc.                                                 3,500                     68
    DENTSPLY International Inc.                                   1,200                     59
-   Forest Laboratories, Inc.                                       300                     12
-   Foundation Health Systems
      Class A                                                     4,440                    134
-   Fresenius Medical Care AG ADR                                   944                     27
-   Genzyme Corp.                                                 2,300                     64
-   Genzyme Corp. Tissue Repair                                     108                      1
    Guidant Corp.                                                 1,200                    102
    HBO & Co.                                                     1,700                    117
-   HEALTHSOUTH Corp.                                             4,200                    105
-   HealthCare COMPARE Corp.                                      1,200                     63
-   Health Management Associates
      Class A                                                     2,250                     64
-   Healthcare & Retirement Corp.                                 1,900                     63
-   Humana, Inc.                                                  3,600                     83
-   IVAX Corp.                                                    4,800                     54
    Johnson & Johnson                                             7,402                    476
    Mallinckrodt, Inc.                                            1,000                     38
    Manor Care Inc.                                               2,100                     68
-   Marquette Medical Systems Inc.                                  400                      9
-   Medaphis Corp.                                                  700                      7
-   MedPartners Inc.                                              1,452                     31
    Medtronic, Inc.                                               2,000                    162
    Merck & Co., Inc.                                             6,300                    652
-   Nellcor Puritan Bennett, Inc.                                 3,400                     62
    Olsten Corp.                                                    300                      6
-   Oxford Health Plan                                            1,600                    115
    PacifiCare Health Systems Inc.
      Class A                                                       478                     29
-   PacifiCare Health Systems Inc.
      Class B                                                       646                     41
    Pharmacia & Upjohn, Inc.                                      2,500                     87
    Pfizer, Inc.                                                  3,100                    370
-   PhyCor, Inc.                                                  2,000                     69
-   Quest Diagnostics Inc.                                        2,700                     56
-   Quintiles Transnational Corp.                                   900                     62
-   Quorum Health Group, Inc.                                     2,100                     74
-   St. Jude Medical, Inc.                                        1,600                     62
-   R. P. Scherer Corp.                                           1,000                     52
    Stryker Corp.                                                 1,700                     59
-   Sybron International Corp.                                    2,000                     80
-   Talbert Medical Management
      Holdings                                                       66                      3
-   Tenet Healthcare Corp.                                        5,827                    172
    United Healthcare Corp.                                         800                     42
    U.S. Surgical Corp.                                           1,700                     63
-   Value Health, Inc.                                              100                      2
-   Vencor, Inc.                                                  1,700                     72
-   Watson Pharmaceuticals, Inc.                                  1,400                     59
-   Wellpoint Health Networks Inc.
      Class A                                                       233                     11
                                                                                   -----------
                                                                                         5,463
                                                                                   -----------
INTEGRATED OILS (1.7%)
    Amerada Hess Corp.                                            1,200                     67
    Amoco Corp.                                                   2,900                    252
    Coastal Corp.                                                 1,500                     80
    Exxon Corp.                                                  13,400                    824
    Mobil Corp.                                                   4,600                    321
-   Seagull Energy Corp.                                          3,000                     53
                                                                                   -----------
                                                                                         1,597
                                                                                   -----------
OTHER ENERGY (2.3%)
-   AES Corp.                                                    12,700                    899
    Anadarko Petroleum Corp.                                        900                     54
    Burlington Resources, Inc.                                    1,100                     49
-   CalEnergy Co.                                                 1,500                     57
-   Diamond Offshore Drilling, Inc.                                 800                     62
-   ENSCO International, Inc.                                     1,400                     74
    El Paso Natural Gas                                             111                      6
    Enron Oil & Gas Co.                                           2,200                     40
-   Enserch Exploration, Inc.                                     4,200                     46
-   Global Marine, Inc.                                           3,200                     74
-   Input/Output, Inc.                                            1,100                     20
-   Nabors Industries, Inc.                                       3,900                     97
    Noble Affiliates, Inc.                                        1,200                     46
-   Noble Drilling Corp.                                          3,000                     68

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE*
BALANCED PORTFOLIO                                               SHARES                  (000)
----------------------------------------------------------------------------------------------
-   Oryx Energy Co.                                               3,500            $        74
    Pogo Producing Co.                                            1,700                     66
-   Reading & Bates Corp.                                         2,800                     75
-   Rowan Cos., Inc.                                              2,900                     82
-   Santa Fe Energy Resources, Inc.                               4,500                     66
-   Smith International, Inc.                                     1,400                     85
    TransOcean Offshore, Inc.                                       800                     58
    Union Pacific Resources Group, Inc.                             304                      8
-   Weatherford Enterra Inc.                                      1,700                     65
-   Western Atlas, Inc.                                             900                     66
                                                                                   -----------
                                                                                         2,237
                                                                                   -----------
MATERIALS & PROCESSING (3.3%)
-   Airgas, Inc.                                                  2,700                     53
    Albemarle Corp.                                                 900                     19
    Allegheny Teledyne Inc.                                         577                     16
-   Alumax, Inc.                                                  1,700                     64
    Aluminum Co. of America                                       1,100                     83
-   American Standard Cos., Inc.                                  1,600                     72
    Archer-Daniels-Midland Co.                                    5,614                    132
-   Bethlehem Steel Corp.                                           350                      4
-   Catellus Development Corp.                                    4,500                     81
    Centex Corp.                                                  1,400                     57
    Champion International Corp.                                  1,300                     72
    Crown Cork & Seal Co., Inc.                                     900                     48
-   Cytec Industries, Inc.                                        1,500                     56
    E.I. du Pont de Nemours & Co.                                 6,600                    415
    Fluor Corp.                                                     800                     44
-   Fort Howard Corp.                                             2,400                    121
    Freeport-McMoRan Copper &
      Gold Inc. Class B                                           1,263                     39
    Freeport-McMoRan, Inc.                                          300                      9
    W.R. Grace & Co.                                                900                     50
    Great Lakes Chemical Corp.                                      400                     21
    Homestake Mining Co.                                            200                      3
    IMC Global Inc.                                               1,600                     56
    Illinois Tool Works, Inc.                                     1,600                     80
    International Paper Co.                                       1,900                     92
-   International Specialty
      Products, Inc.                                              4,500                     63
-   Jefferson Smurfit Corp.                                       4,100                     66
    Johns Manville Corp.                                          2,500                     30
    Kimberly-Clark Corp.                                          3,072                    153
    LTV Corp.                                                     1,000                     14
    Louisiana-Pacific Corp.                                         600                     13
    Martin Marietta Materials, Inc.                                 400                     13
    Monsanto Co.                                                  2,500                    108
    Morton International, Inc.                                    1,500                     45
    Newmont Gold Co.                                                200                      8
    Newmont Mining Corp.                                          2,094                     82
    Nucor Corp.                                                   1,300                     73
    Owens Corning                                                 1,100                     47
-   Owens-Illinois, Inc.                                          2,800                     87
    Praxair, Inc.                                                 1,900                    106
    Price Enterprises, Inc.                                       1,400                     27
    Reynolds Metals Co.                                             900                     64
    A. Schulman Inc.                                                700                     17
-   Sealed Air Corp.                                              1,400                     66
    Sigma-Aldrich Corp.                                           2,000                     70
    Stone Container Corp.                                           400                      6
    Tyco International Ltd.                                       1,734                    121
-   UCAR International, Inc.                                      1,400                     64
-   USG Corp.                                                     1,600                     58
-   U.S. Industries, Inc.                                         1,800                     64
                                                                                   -----------
                                                                                         3,152
                                                                                   -----------
PRODUCER DURABLES (2.0%)
    AGCO Corp.                                                    2,000                     72
-   American Power Conversion Corp.                                 100                      2
-   Applied Materials, Inc.                                       1,200                     85
-   Associated Group, Inc. Class B                                   50                      2
    The Boeing Co.                                                4,400                    233
    Caterpillar, Inc.                                             1,400                    150
    Clayton Homes Inc.                                            3,638                     52
    Cummins Engine Co., Inc.                                        400                     28
    Danaher Corp.                                                 1,500                     76
    Emerson Electric Co.                                          2,400                    132
    W.W. Grainger, Inc.                                             600                     47
-   KLA-Tencor Corp.                                                400                     20
-   LAM Research Corp.                                              300                     11
-   Lexmark International Group, Inc.
      Class A                                                     2,200                     67
    Lockheed Martin Corp.                                         1,300                    135
    Mark IV Industries, Inc.                                      2,038                     49
    McDonnell Douglas Corp.                                       1,800                    123
    Millipore Corp.                                               1,300                     57
    Molex, Inc.                                                   2,171                     79
-   Octel Communications Corp.                                      900                     21
-   PictureTel Corp.                                              1,400                     13
    Raychem Corp.                                                   800                     60
-   Republic Industries, Inc.                                     2,800                     68
    Sensormatic Electronics Corp.                                    50                      1
-   Solectron Corp.                                               1,100                     77
-   Teradyne, Inc.                                                3,600                    141
-   Thermo Instrument Systems, Inc.                               2,012                     62
-   Thermo Fibertek, Inc.                                         1,800                     18
    Wheelabrator Technologies, Inc.                               1,500                     23
    York International Corp.                                      1,000                     46
                                                                                   -----------
                                                                                         1,950
                                                                                   -----------
TECHNOLOGY (9.2%)
-   ADC Telecommunications, Inc.                                  2,700                     90
-   Adaptec, Inc.                                                 1,800                     63
    Adobe Systems, Inc.                                             100                      4
-   Adtran, Inc.                                                    400                     10
-   Advanced Micro Devices, Inc.                                    500                     18
-   Altera Corp.                                                  1,800                     91
-   Amdahl Corp.                                                  5,000                     44
-   Analog Devices, Inc.                                          3,666                     97
-   Andrew Corp.                                                  1,950                     55
-   Apple Computer, Inc.                                          1,100                     16
-   Arrow Electronics, Inc.                                       1,000                     53
-   Ascend Communications, Inc.                                   1,900                     75
-   Atmel Corp.                                                   2,400                     67
-   BMC Software, Inc.                                            2,000                    111
-   Bay Networks, Inc.                                            1,035                     27
-   Cabletron Systems, Inc.                                       2,600                     74
-   Cadence Design Systems, Inc.                                  2,100                     70
-   Cascade Communications Corp.                                  1,900                     52
-   Cisco Systems, Inc.                                           5,100                    342
-   Compaq Computer Corp.                                         2,400                    238
    Computer Associates International, Inc.                       2,825                    157
-   CompUSA, Inc.                                                 4,000                     86

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE*
                                                                 SHARES                  (000)
----------------------------------------------------------------------------------------------
-   Computer Sciences Corp.                                       1,500            $       108
-   Compuware Corp.                                               2,200                    105
-   DSC Communications Corp.                                        700                     16
-   Dell Computer Corp.                                           2,400                    282
-   Digital Equipment Corp.                                       2,700                     96
-   EMC Corp.                                                     3,300                    129
    Electronic Data Systems Corp.                                 1,900                     78
-   Electronics for Imaging, Inc.                                 1,600                     76
-   FORE Systems, Inc.                                            4,200                     57
-   Gateway 2000 Inc.                                             2,200                     71
-   General Instrument Corp.                                        400                     10
-   Glenayre Technologies, Inc.                                   2,700                     44
    Hewlett-Packard Co.                                           6,000                    336
-   Imation Corp.                                                   920                     24
-   Informix Corp.                                                4,800                     43
    Intel Corp.                                                   5,600                    793
    International Business
      Machines Corp.                                              7,000                    631
-   Intuit, Inc.                                                    400                      9
-   Iomega Corp.                                                  3,700                     74
-   Komag, Inc.                                                   1,900                     31
-   LSI Logic Corp.                                               2,400                     77
-   Learning Co., Inc.                                            4,400                     41
    Lucent Technologies, Inc.                                     2,119                    153
-   MEMC Electronic Materials, Inc.                               2,800                     92
-   Maxim Integrated Products, Inc.                               1,400                     79
-   McAfee Associates, Inc.                                       1,300                     82
-   Microchip Technology, Inc.                                    1,900                     56
-   Microsoft Corp.                                               5,900                    746
-   Micron Technology, Inc.                                       2,200                     88
    Motorola, Inc.                                                1,500                    114
-   NCR Corp.                                                     2,368                     70
-   National Semiconductor Corp.                                  2,600                     80
-   Netscape Communications Corp.                                 1,700                     54
    Newport News Shipbuilding Inc.                                3,340                     65
-   Novell, Inc.                                                  5,900                     41
-   Oracle Corp.                                                  4,900                    247
-   Pairgain Technologies, Inc.                                   1,900                     29
-   PanAmSat Corp.                                                  540                     16
-   Parametric Technology Corp.                                   2,600                    110
-   PeopleSoft Inc.                                               1,500                     79
-   Premisys Communications, Inc.                                 3,200                     50
-   Quantum Corp.                                                 5,000                    102
-   SCI Systems, Inc.                                             1,300                     83
    Scientific-Atlanta, Inc.                                        200                      4
-   Seagate Technology                                            4,790                    169
-   Shiva Corp.                                                   2,600                     27
-   Silicon Graphics, Inc.                                        3,600                     54
-   Sterling Commerce, Inc.                                       1,900                     62
-   Sterling Software, Inc.                                       1,700                     53
-   Storage Technology Corp.                                      1,900                     85
-   Sun Microsystems, Inc.                                        4,200                    156
-   Sybase, Inc.                                                    300                      4
-   Synopsys, Inc.                                                1,200                     44
-   Tandem Computers, Inc.                                          600                     12
    Tandy Corp.                                                     100                      6
-   Tellabs, Inc.                                                 2,400                    134
    Texas Instruments, Inc.                                       1,300                    109
-   3Com Corp.                                                    5,225                    235
    Total System Services, Inc.                                   2,000                     49
-   Unisys Corp.                                                  1,700                     13
    Varian Associates, Inc.                                         900                     49
-   Vishay Intertechnology, Inc.                                  2,124                     61
-   Western Digital Corp.                                         2,200                     70
-   Xilinx, Inc.                                                  1,600                     78
                                                                                   -----------
                                                                                         8,881
                                                                                   -----------
UTILITIES (2.6%)
    AT&T Corp.                                                    4,300                    151
-   AirTouch Communications, Inc.                                 5,100                    140
-   Associated Group, Inc.                                           50                      2
    BellSouth Corp.                                               6,000                    278
-   Cablevision Systems Corp. Class B                               200                     11
    Century Telephone Enterprises, Inc.                           1,500                     50
    CINergy Corp.                                                 1,700                     59
-   Citizens Utilities Co. Class B                                7,000                     56
    Columbia Gas Systems, Inc.                                    1,000                     65
    Comcast Corp. Class A Special                                 4,300                     92
-   Cox Communications Class A                                    2,400                     58
    ENSERCH Corp.                                                 2,100                     47
    Frontier Corp.                                                1,600                     32
-   LCI International, Inc.                                       3,600                     79
    MCI Communications Corp.                                      5,700                    218
    NGC Corp.                                                     2,800                     43
-   NEXTEL Communications                                         6,500                    123
-   Niagara Mohawk Power Corp.                                    5,900                     50
-   Paging Network, Inc.                                          1,900                     17
-   QUALCOMM, Inc.                                                1,400                     71
    SBC Communications Inc.                                       1,772                    110
    Sprint Corp.                                                  3,200                    168
-   Tele-Communications, Inc.
      Class A                                                     2,000                     30
-   Tele-Communications
      International, Inc. Series A                                3,300                     50
    Telephone & Data Systems, Inc.                                  500                     19
-   360 Communications Co.                                        2,766                     47
-   U.S. Cellular Corp.                                           1,800                     53
-   U S WEST Media Group                                          5,700                    115
-   Viacom Inc. Class A                                             548                     16
-   WorldCom, Inc.                                                8,152                    260
                                                                                   -----------
                                                                                         2,510
                                                                                   -----------
OTHER (2.3%)
    AlliedSignal Inc.                                             1,700                    143
-   Ceridian Corp.                                                1,600                     68
-   Coltec Inc.                                                   3,100                     60
-   FMC Corp.                                                       400                     32
    General Electric Co.                                         16,400                  1,072
    ITT Industries, Inc.                                            600                     15
-   Litton Industries, Inc.                                       1,200                     58
    Minnesota Mining &
      Manufacturing Co.                                           2,500                    255
    Raytheon Co.                                                  1,800                     92
    St. Joe Corp.                                                   700                     59
    Tenneco, Inc.                                                 1,200                     54
-   Thermo Electron Corp.                                         2,650                     91
    Westinghouse Electric Corp.                                   8,858                    205
                                                                                   -----------
                                                                                         2,204
                                                                                   -----------
----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (COST $30,833)                                                                      45,920
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                                                   FACE                 MARKET
                                                                 AMOUNT                 VALUE*
BALANCED PORTFOLIO                                                (000)                  (000)
----------------------------------------------------------------------------------------------
MUNICIPAL BONDS (54.5%)
----------------------------------------------------------------------------------------------
ALASKA (1.9%)
Alaska Housing Finance
    Corp. VRDO
    4.15%, 7/2/97                                               $   700            $       700
North Slope AK Borough GO
    7.50%, 6/30/01                                                1,000                  1,110
                                                                                   -----------
                                                                                         1,810
                                                                                   -----------
ARIZONA (1.6%)
 Maricopa AZ Unified School Dist.
    7.125%, 7/1/99                                                1,500                  1,574
                                                                                   -----------
CALIFORNIA (6.6%)
Anaheim CA Public Improvement
    Corp. Lease COP Project VRDO
    3.90%, 7/2/97 (2)                                                40                     40
California Dept. of Water
    (Central Valley Project )
    8.25%, 12/1/03                                                  290                    351
California GO
    6.40%, 2/1/06 (1)                                               500                    559
    10.00%, 4/1/98                                                  400                    418
California Health Fac. Finance Auth.
    (Catholic Healthcare West)
    6.25%, 7/1/06 (1)                                               395                    438
Central Coast CA Water Auth.
    6.00%, 10/1/08 (2)                                            1,000                  1,087
Clovis CA Unified School Dist.
    0.00%, 8/1/05 (3)                                             2,000                  1,350
Los Angeles CA Waste
    Water System
    5.75%, 6/1/10 (1)                                               400                    415
South Orange County CA
    Public Finance Auth.
    7.00%, 9/1/06 (1)                                               875                  1,019
Univ. of California
    (Multiple Purpose Project)
    12.00%, 9/1/03 (2)                                              500                    695
                                                                                   -----------
                                                                                         6,372
                                                                                   -----------
CONNECTICUT (2.1%)
Connecticut GO Series A
    6.00%, 5/15/03                                                1,000                  1,073
South Central CT Regional
    Water Auth. Water System Rev.
    5.75%, 8/1/06                                                   900                    953
                                                                                   -----------
                                                                                         2,026
                                                                                   -----------
DISTRICT OF COLUMBIA (1.6%)
District of Columbia GO
    6.75%, 6/1/05 (2)                                             1,400                  1,490
                                                                                   -----------
FLORIDA (3.7%)
Dade County FL School Dist.
    7.375%, 7/1/99 (Prere.)                                         400                    432
Dade County FL Water &
    Sewer Rev. VRDO
    4.15%, 7/2/97 (3)                                             1,110                  1,110
Florida Dept. of General Services
    6.00%, 7/1/03 (2)                                             1,000                  1,071
Hillsborough County FL IDA
    PCR Rev. VRDO
    (Tampa Electric Co.)
    4.00%, 7/2/97                                                    30                     30
Lee County FL School Board
    6.00%, 8/1/05 (4)                                               800                    863
                                                                                   -----------
                                                                                         3,506
                                                                                   -----------
GEORGIA (1.6%)
Burke County GA Dev. Auth.
    PCR VRDO (Oglethorpe Power)
    4.15%, 7/2/97                                                   480                    480
Georgia GO
    6.00%, 3/1/04                                                 1,000                  1,081
                                                                                   -----------
                                                                                         1,561
                                                                                   -----------
ILLINOIS (0.5%)
Illinois Sales Tax Rev.
    7.20%, 6/15/99 (Prere.)                                         400                    430
                                                                                   -----------
INDIANA (0.1%)
Amoco IN PCR VRDO
    (Amoco Co. Project)
    4.00%, 7/2/97                                                   135                    135
                                                                                   -----------
KENTUCKY (0.4%)
Kentucky Property &
    Buildings Comm.
    5.80%, 9/1/06                                                   400                    422
                                                                                   -----------
LOUISIANA (1.4%)
East Baton Rouge Parish
    LA PCR VRDO (Exxon Project)
    4.05%, 7/2/97                                                   255                    255
Louisiana GO
    6.00%, 8/1/01 (3)                                             1,000                  1,059
                                                                                   -----------
                                                                                         1,314
                                                                                   -----------
MARYLAND (0.4%)
Maryland Dept. of Transp.
    5.20%, 9/15/04                                                  400                    412
                                                                                   -----------
MASSACHUSETTS (3.1%)
Massachusetts Bay Transp. Auth.
    6.25%, 3/1/05                                                 1,000                  1,090
Massachusetts GO
    7.25%, 7/1/98 (Prere.)                                          500                    524
Massachusetts Ind. Finance Agency
    Rev. (Refusetech Inc. Project)
    6.30%, 7/1/05                                                 1,000                  1,057
Massachusetts Water
    Resources Auth.
    5.75%, 8/1/10 (1)                                               300                    311
                                                                                   -----------
                                                                                         2,982
                                                                                   -----------
MICHIGAN (4.2%)
Dickinson County MI Memorial
    Hospital System Rev.
    7.625%, 11/1/05                                                 500                    532
Greater Detroit MI Resource
    Recovery Auth.
    6.25%, 12/13/06 (2)                                           1,200                  1,318

----------------------------------------------------------------------------------------------
                                                                   FACE                 MARKET
                                                                 AMOUNT                 VALUE*
                                                                  (000)                  (000)
----------------------------------------------------------------------------------------------
Michigan Environmental
    Protection Program
    6.25%, 11/1/08                                            $   1,000            $     1,098
Michigan Housing Dev. Auth.
    Rental Housing Rev.
    6.30%, 4/1/04                                                 1,000                  1,052
                                                                                   -----------
                                                                                         4,000
                                                                                   -----------
NEVADA (1.6%)
Clark County NV School Dist. GO
    5.90%, 6/15/12 (3)                                              750                    781
    6.00%, 6/15/99 (3)                                              700                    723
                                                                                   -----------
                                                                                         1,504
                                                                                   -----------
NEW JERSEY (1.8%)
New Jersey Econ. Dev. Auth. Market
    Transition Fac.
    5.70%, 7/1/05 (1)                                               400                    422
New Jersey Health Care Fac.
    Finance Auth.
    (Atlantic City Medical Center)
    6.80%, 7/1/05                                                 1,000                  1,081
New Jersey Transp. Trust Fund
    6.00%, 6/15/08                                                  250                    271
                                                                                   -----------
                                                                                         1,774
                                                                                   -----------
NEW YORK (7.1%)
Erie County NY GO
    6.125%, 1/15/11 (3)                                             610                    669
Hempstead NY GO
    5.625%, 2/1/11 (3)                                              840                    866
Huntington NY GO
    6.70%, 2/1/10 (3)                                               375                    431
Metropolitan NY Transp. Auth.
    6.00%, 7/1/06 (1)                                             1,000                  1,082
New York City NY GO
    6.375%, 8/15/09                                                 640                    678
    7.10%, 8/15/07                                                  500                    551
New York City NY Muni.
    Assistance Corp.
    5.00%, 7/1/99                                                   500                    508
New York City NY Muni.
    Finance Auth. Water &
    Sewer System Rev. VRDO
    4.15%, 7/2/97 (3)                                               585                    585
New York Environmental Fac.
    Corp. PCR
    (State Water Recovery Fund)
    6.35%, 6/15/06                                                  520                    572
New York State Dormitory Auth.
    (State Univ.)
    5.375%, 5/15/07 (2)                                             400                    418
New York State Thruway Service
    Contract Local Highway/Building
    5.40%, 4/1/05 (1)                                               400                    414
                                                                                   -----------
                                                                                         6,774
NORTH CAROLINA (1.1%)
Charlotte NC Airport Refunding
    Rev. VRDO
    4.15%, 7/2/97 (1)                                             1,060                  1,060
                                                                                   -----------
OHIO (2.5%)
Cuyahoga County OH
    Hospital Rev.
    VRDO (Cleveland Clinic)
    4.05%, 7/2/97 LOC                                               620                    620
Ohio Public Fac. Comm.
    5.50%, 12/1/06 (1)                                              400                    416
Ohio Water Dev. Auth.
    5.75%, 12/1/05 (1)                                              540                    572
    6.00%, 12/1/08 (2)                                              750                    797
                                                                                   -----------
                                                                                         2,405
                                                                                   -----------
PENNSYLVANIA (5.6%)
Geisinger PA Auth. Health System
    Rev. VRDO
    4.05%, 7/2/97                                                 1,170                  1,170
Pennsylvania GO
    5.90%, 11/15/01                                               1,000                  1,058
Pennsylvania Convention
    Center Auth.
    6.70%, 9/1/14 (1)                                               500                    554
Pennsylvania Higher Educ. Fac.
    Health Services
    (Allegheny Delaware Valley
    Obligation Group)
    5.00%, 11/15/06                                               1,125                  1,127
Pennsylvania Turnpike Comm. Rev.
    7.625%, 12/1/99 (Prere.)                                        500                    549
Philadelphia PA School Dist. GO
    6.25%, 9/1/05 (2)                                               870                    949
                                                                                   -----------
                                                                                         5,407
                                                                                   -----------
TEXAS (2.6%)
Harris County TX Toll Road VRDO
    4.05%, 7/2/97                                                   930                    930
Houston TX Hotel Occupancy
    5.25%, 7/1/07 (4)                                               500                    508
San Antonio TX Water Rev.
    6.50%, 5/15/10 (1)                                              500                    544
Univ. of Texas Permanent Fund
    6.60%, 7/1/01 (Prere.)                                          500                    549
                                                                                   -----------
                                                                                         2,531
                                                                                   -----------
UTAH (0.3%)
 Salt Lake County UT Building Auth.
    Lease Rev.
    5.90%, 10/1/06 (1)                                              260                    277
                                                                                   -----------
VIRGINIA (0.6%)
Virginia Transp. Board
    6.00%, 5/15/07                                                  500                    536
                                                                                   -----------
WASHINGTON (1.0%)
Washington State GO VRDO
    4.10%, 7/2/97                                                 1,000                  1,000
                                                                                   -----------
WEST VIRGINIA (0.7%)
West Virginia School Building Auth.
    Capital Improvement Rev.
    5.625%, 7/1/02                                                  655                    689
                                                                                   -----------

----------------------------------------------------------------------------------------------
                                                                   FACE                 MARKET
                                                                 AMOUNT                 VALUE*
BALANCED PORTFOLIO                                                (000)                  (000)
----------------------------------------------------------------------------------------------
WISCONSIN (0.4%)
Wisconsin GO
   5.00%, 5/1/00                                                 $  335            $       341
                                                                                   -----------
----------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $51,260)                                                                       52,332
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.3%)
   (COST $82,093)                                                                       98,252
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.3%)
----------------------------------------------------------------------------------------------
Other Assets--Notes B and E                                                              1,977
Liabilities--Note E                                                                     (4,204)
                                                                                   -----------
                                                                                        (2,227)
----------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------
Applicable to 6,910,649 outstanding
   $.001 par value shares
   (authorized 250,000,000 shares)                                                     $96,025
==============================================================================================

NET ASSET VALUE PER SHARE                                                               $13.90
==============================================================================================

*See Note A in Notes to Financial Statements.
-Non-Income Producing Security.
 ADR--American Depository Receipt.
 COP--Certificate of Participation.
 GO--General Obligation Bond.
 IDA--Industrial Development Authority Bond.
 PCR--Pollution Control Revenue Bond.
 VRDO--Variable Rate Demand Obligation.
 (Prere.)--Prerefunded.

Scheduled principal and interest payments are
guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (AMBAC Indemnity Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
The insurance does not guarantee the market value of the
municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

----------------------------------------------------------------------------------------------
                                                                 AMOUNT                    PER
                                                                   (000)                 SHARE
----------------------------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------------------------------
Paid in Capital                                                 $80,349                 $11.63
Undistributed Net
   Investment Income                                                101                    .01
Accumulated Net Realized Losses                                    (584)                  (.08)
Unrealized Appreciation--Note D                                  16,159                   2.34
----------------------------------------------------------------------------------------------
NET ASSETS                                                      $96,025                 $13.90
==============================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
GROWTH AND INCOME                                                                       VALUE*
PORTFOLIO                                                        SHARES                  (000)
----------------------------------------------------------------------------------------------
COMMON STOCKS (99.5%)
----------------------------------------------------------------------------------------------
   General Electric Co.                                         198,572              $  12,982
   The Coca-Cola Co.                                            150,026                 10,127
   Exxon Corp.                                                  149,774                  9,211
-  Microsoft Corp.                                               72,246                  9,135
   Merck & Co., Inc.                                             72,379                  7,491
   Intel Corp.                                                   49,492                  7,006
   Royal Dutch Co. ADR                                          128,516                  6,988
   Philip Morris Cos., Inc.                                     147,379                  6,540
   Procter & Gamble Co.                                          41,134                  5,810
   International Business
      Machines Corp.                                             62,168                  5,607
   Johnson & Johnson                                             80,288                  5,169
   Bristol-Myers Squibb Co.                                      60,088                  4,867
   Wal-Mart Stores, Inc.                                        138,043                  4,667
   Pfizer, Inc.                                                  38,890                  4,647
   E.I. du Pont de Nemours & Co.                                 67,932                  4,271
   American International Group, Inc.                            28,526                  4,261
   Eli Lilly & Co.                                               33,698                  3,684
   PepsiCo, Inc.                                                 93,652                  3,518
   AT&T Corp.                                                    97,731                  3,427
   Hewlett-Packard Co.                                           60,752                  3,402
   SBC Communications Inc.                                       54,555                  3,376
   Citicorp                                                      27,919                  3,366
   Mobil Corp.                                                   47,718                  3,334
   The Walt Disney Co.                                           40,632                  3,261
   Gillette Co.                                                  33,808                  3,203
   Abbott Laboratories                                           46,497                  3,104
   American Home Products Corp.                                  38,618                  2,954
   Chevron Corp.                                                 39,324                  2,908
   Fannie Mae                                                    65,832                  2,872
   NationsBank Corp.                                             44,253                  2,854
   Lucent Technologies, Inc.                                     38,825                  2,798
   BellSouth Corp.                                               60,086                  2,786
   BankAmerica Corp.                                             43,114                  2,784
   Motorola, Inc.                                                36,101                  2,744
-  Cisco Systems, Inc.                                           40,310                  2,706
   Ford Motor Co.                                                71,518                  2,700
   Amoco Corp.                                                   29,994                  2,608
   Minnesota Mining &
      Manufacturing Co.                                          25,245                  2,575
   Chase Manhattan Corp.                                         26,296                  2,552
   GTE Corp.                                                     57,864                  2,539
   General Motors Corp.                                          44,541                  2,480
   Travelers Group Inc.                                          38,876                  2,452
   The Boeing Co.                                                43,718                  2,320
   Ameritech Corp.                                               33,365                  2,267
   Schering-Plough Corp.                                         44,436                  2,127
   American Express Co.                                          28,388                  2,115
   Unilever NV ADR                                                9,546                  2,081
   Warner-Lambert Co.                                            16,312                  2,027
-  Oracle Corp.                                                  39,753                  2,000
   Home Depot, Inc.                                              28,829                  1,987
   Bell Atlantic Corp.                                           26,188                  1,987
   McDonald's Corp.                                              41,115                  1,986
   Allstate Corp.                                                26,190                  1,912
   Schlumberger Ltd.                                             15,033                  1,879
-  WorldCom, Inc.                                                54,200                  1,731
   Texaco Inc.                                                   15,784                  1,717
   Kimberly-Clark Corp.                                          34,044                  1,694
   Banc One Corp.                                                34,885                  1,690
-  Compaq Computer Corp.                                         16,660                  1,654
   Time Warner, Inc.                                             33,491                  1,616
   Columbia/HCA Healthcare Corp.                                 40,286                  1,584
   First Union Corp.                                             17,039                  1,576
   MCI Communications Corp.                                      41,012                  1,569
   Xerox Corp.                                                   19,465                  1,535
   NYNEX Corp.                                                   26,416                  1,522
   Monsanto Co.                                                  35,225                  1,517
   Eastman Kodak Co.                                             19,528                  1,499
   Morgan Stanley, Dean Witter,
      Discover and Co.                                           34,589                  1,489
   Freddie Mac                                                   42,960                  1,477
   Emerson Electric Co.                                          26,732                  1,472
   Wells Fargo & Co.                                              5,443                  1,467
   Northern Telecom Ltd.                                         15,757                  1,434
   AlliedSignal Inc.                                             16,971                  1,426
   Campbell Soup Co.                                             28,112                  1,406
   Chrysler Corp.                                                42,230                  1,386
   Sprint Corp.                                                  25,972                  1,367
   Atlantic Richfield Co.                                        19,092                  1,346
   Dow Chemical Co.                                              14,640                  1,276
   Sears, Roebuck & Co.                                          23,399                  1,258
   Anheuser-Busch Cos., Inc.                                     29,914                  1,255
   Norwest Corp.                                                 22,087                  1,242
   Lockheed Martin Corp.                                         11,688                  1,210
   Caterpillar, Inc.                                             11,195                  1,202
   Sara Lee Corp.                                                28,832                  1,200
-  Dell Computer Corp.                                           10,200                  1,197
   First Data Corp.                                              27,138                  1,192
   Computer Associates
      International, Inc.                                        21,411                  1,192
   United Technologies Corp.                                     14,266                  1,184
   Merrill Lynch & Co., Inc.                                     19,592                  1,168
   Medtronic, Inc.                                               14,384                  1,165
   Colgate-Palmolive Co.                                         17,506                  1,142
   J.P. Morgan & Co., Inc.                                       10,860                  1,134
   First Chicago NBD Corp.                                       18,534                  1,121
   Duke Energy Corp.                                             22,903                  1,098
   Kellogg Co.                                                   12,668                  1,085
   U S WEST Communications Group                                 28,746                  1,083
   Pharmacia & Upjohn, Inc.                                      30,870                  1,073
   Union Pacific Corp.                                           14,700                  1,036
   H.J. Heinz Co.                                                22,088                  1,019
   The Bank of New York Co., Inc.                                23,100                  1,005
   NIKE, Inc. Class B                                            17,012                    993
   Fleet Financial Group, Inc.                                   15,678                    992
   Texas Instruments, Inc.                                       11,626                    977
   Amgen, Inc.                                                   16,088                    934
   ConAgra, Inc.                                                 14,446                    926
   General Re Corp.                                               4,987                    908
   Aetna Inc.                                                     8,859                    907
   Southern Co.                                                  41,412                    906
-  3Com Corp.                                                    20,150                    905
   Westinghouse Electric Corp.                                   38,206                    884
   The Seagram Co. Ltd.                                          21,872                    880
   International Paper Co.                                       18,023                    875
   Waste Management Inc.                                         27,186                    873
   McDonnell Douglas Corp.                                       12,704                    870
   Baxter International, Inc.                                    16,344                    854
   Gannett Co., Inc.                                              8,602                    849
   PNC Bank Corp.                                                20,101                    837

----------------------------------------------------------------------------------------------
                                                                                        MARKET
GROWTH AND INCOME                                                                       VALUE*
PORTFOLIO                                                        SHARES                  (000)
----------------------------------------------------------------------------------------------
   Automatic Data Processing, Inc.                               17,568            $       826
   Deere & Co.                                                   14,979                    822
-  Sun Microsystems, Inc.                                        21,948                    816
   Burlington Northern Santa Fe Corp.                             9,009                    810
   CIGNA Corp.                                                    4,546                    807
-  AirTouch Communications, Inc.                                 29,400                    805
   CPC International, Inc.                                        8,611                    795
-  Applied Materials, Inc.                                       11,100                    785
   Walgreen Co.                                                  14,640                    785
   Aluminum Co. of America                                       10,404                    784
   J.C. Penney Co., Inc.                                         15,006                    783
   Rockwell International Corp.                                  13,153                    776
   Archer-Daniels-Midland Co.                                    32,624                    767
   Corning, Inc.                                                 13,713                    763
-  U S WEST Media Group                                          37,346                    756
   Household International, Inc.                                  6,422                    754
   Norfolk Southern Corp.                                         7,473                    753
   Illinois Tool Works, Inc.                                     14,872                    743
   KeyCorp                                                       13,224                    739
   MBNA Corp.                                                    20,065                    735
   SunTrust Banks, Inc.                                          13,336                    734
   CSX Corp.                                                     13,014                    722
   CoreStates Financial Corp.                                    13,431                    722
   Raytheon Co.                                                  14,122                    720
   Marsh & McLennan Cos., Inc.                                    9,904                    707
   Mellon Bank Corp.                                             15,578                    703
   The Chubb Corp.                                               10,498                    702
-  Boston Scientific Corp.                                       11,341                    697
   Tyco International Ltd.                                       10,016                    697
   American General Corp.                                        14,576                    696
   May Department Stores Co.                                     14,647                    692
   First Bank System, Inc.                                        8,100                    692
   Phillips Petroleum Co.                                        15,792                    691
   Loews Corp.                                                    6,900                    691
   National City Corp.                                           13,100                    688
   Dayton-Hudson Corp.                                           12,732                    677
   Textron, Inc.                                                 10,004                    664
   The Gap, Inc.                                                 16,892                    657
-  CUC International, Inc.                                       24,800                    640
-  Viacom Inc. Class B                                           21,324                    640
   General Mills, Inc.                                            9,741                    634
   BankBoston Corp.                                               8,760                    631
   Barnett Banks, Inc.                                           11,964                    628
   Weyerhaeuser Co.                                              12,001                    624
   Enron Corp.                                                   15,250                    622
   Pitney Bowes, Inc.                                             8,940                    621
   PPG Industries, Inc.                                          10,525                    612
   Edison International                                          24,428                    608
   PG&E Corp.                                                    24,858                    603
-  Tellabs, Inc.                                                 10,800                    602
   Halliburton Co.                                                7,590                    602
-  Tele-Communications, Inc.
      Class A                                                    39,729                    588
   Hartford Financial Services
      Group Inc.                                                  7,101                    588
   United Healthcare Corp.                                       11,264                    586
   U.S. Bancorp                                                   9,134                    586
-  Toys R Us, Inc.                                               16,691                    584
   Mattel, Inc.                                                  17,220                    583
   Honeywell, Inc.                                                7,646                    580
   The Goodyear Tire & Rubber Co.                                 9,116                    577
   Unocal Corp.                                                  14,723                    571
   Wachovia Corp.                                                 9,785                    571
   CVS Corp.                                                     10,959                    562
-  EMC Corp.                                                     14,300                    558
   Albertson's, Inc.                                             15,265                    557
   Avon Products, Inc.                                            7,692                    543
   Praxair, Inc.                                                  9,560                    535
-  HFS Inc.                                                       9,200                    534
   AMP, Inc.                                                     12,740                    532
   Ralston-Ralston Purina Group                                   6,442                    529
   Air Products & Chemicals, Inc.                                 6,490                    527
   Aon Corp.                                                     10,100                    523
-  Tenet Healthcare Corp.                                        17,466                    516
   FPL Group, Inc.                                               11,049                    509
   Fifth Third Bancorp                                            6,200                    508
-  Seagate Technology                                            14,400                    507
   Barrick Gold Corp.                                            22,579                    497
-  HEALTHSOUTH Corp.                                             19,900                    496
-  Micron Technology, Inc.                                       12,200                    487
   Hershey Foods Corp.                                            8,798                    487
-  AMR Corp.                                                      5,259                    486
   USX-Marathon Group                                            16,578                    479
   Service Corp. International                                   14,480                    476
   Occidental Petroleum Corp.                                    18,945                    475
   Georgia-Pacific Corp.                                          5,500                    470
   American Electric Power Co., Inc.                             10,930                    459
   Alcan Aluminium Ltd.                                          13,165                    457
   Marriott International                                         7,434                    456
   Texas Utilities Co.                                           13,071                    450
   Wrigley, (Wm.) Jr. Co.                                         6,697                    449
   Tenneco, Inc.                                                  9,877                    446
-  The Kroger Co.                                                15,338                    445
   Great Western Financial Corp.                                  8,053                    433
   Comerica, Inc.                                                 6,300                    428
   TRW, Inc.                                                      7,440                    423
   Conseco Inc.                                                  11,400                    422
   American Stores Co.                                            8,486                    419
-  Federated Department Stores                                   12,000                    417
   Crown Cork & Seal Co., Inc.                                    7,803                    417
-  ITT Corp.                                                      6,801                    415
   Browning-Ferris Industries, Inc.                              12,358                    411
   Bankers Trust New York Corp.                                   4,700                    409
   Charles Schwab Corp.                                          10,000                    407
   Dover Corp.                                                    6,590                    405
   Consolidated Edison Co. of
      New York, Inc.                                             13,700                    403
-  Costco Cos., Inc.                                             12,226                    402
   Dominion Resources, Inc.                                      10,874                    398
   Eaton Corp.                                                    4,559                    398
   Cognizant Corp.                                                9,780                    396
   Williams Cos., Inc.                                            9,031                    395
   Lincoln National Corp.                                         6,121                    394
   The Clorox Co.                                                 2,985                    394
   Masco Corp.                                                    9,434                    394
   Entergy Corp.                                                 14,386                    394
   Ingersoll-Rand Co.                                             6,360                    393
   Fortune Brands, Inc.                                          10,388                    388
   Hilton Hotels Corp.                                           14,416                    383
-  Federal Express Corp.                                          6,580                    380
   Dresser Industries, Inc.                                      10,098                    376
   Pioneer Hi-Bred International, Inc.                            4,698                    376

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE*
                                                                 SHARES                  (000)
----------------------------------------------------------------------------------------------
   Guidant Corp.                                                  4,400            $       374
   PacifiCorp                                                    16,962                    373
   Lowe's Cos., Inc.                                             10,035                    372
   Newell Co.                                                     9,338                    370
   Sysco Corp.                                                   10,129                    370
   Transamerica Corp.                                             3,941                    369
   St. Paul Cos., Inc.                                            4,789                    365
   Rite Aid Corp.                                                 7,301                    364
   Union Pacific Resources
      Group, Inc.                                                14,591                    363
   Becton, Dickinson & Co.                                        7,096                    359
   Cooper Industries, Inc.                                        7,195                    358
   ALLTEL Corp.                                                  10,700                    358
   UNUM Corp.                                                     8,518                    358
   Cardinal Health, Inc.                                          6,200                    355
   The Quaker Oats Co.                                            7,856                    353
   Salomon, Inc.                                                  6,300                    350
   Delta Air Lines, Inc.                                          4,272                    350
   Genuine Parts Co.                                             10,337                    350
   The McGraw-Hill Cos.                                           5,938                    349
   Newmont Mining Corp.                                           8,909                    347
-  Kmart Corp.                                                   28,150                    345
   Union Carbide Corp.                                            7,315                    344
   Tribune Co.                                                    7,158                    344
   Republic New York Corp.                                        3,200                    344
   SAFECO Corp.                                                   7,320                    342
   Public Service Enterprise
      Group Inc.                                                 13,635                    341
   Freeport-McMoRan Copper &
      Gold Inc. Class B                                          10,900                    339
   Baker Hughes, Inc.                                             8,679                    336
   MGIC Investment Corp.                                          7,000                    336
   International Flavors &
      Fragrances, Inc.                                            6,582                    332
   The Limited, Inc.                                             16,197                    328
   Coastal Corp.                                                  6,157                    327
   Rohm & Haas Co.                                                3,631                    327
   Winn-Dixie Stores, Inc.                                        8,708                    324
   Burlington Resources, Inc.                                     7,343                    324
   R.R. Donnelley & Sons Co.                                      8,741                    320
   Comcast Corp. Class A Special                                 14,996                    320
   Phelps Dodge Corp.                                             3,741                    319
-  Digital Equipment Corp.                                        8,971                    318
   Carolina Power & Light Co.                                     8,848                    317
   CINergy Corp.                                                  9,106                    317
   Times Mirror Co. Class A                                       5,734                    317
   VF Corp.                                                       3,721                    315
-  Computer Sciences Corp.                                        4,372                    315
   Sherwin-Williams Co.                                          10,194                    315
   Reynolds Metals Co.                                            4,406                    314
-  Bay Networks, Inc.                                            11,800                    313
-  Parametric Technology Corp.                                    7,300                    310
   Champion International Corp.                                   5,517                    305
   Northrop Grumman Corp.                                         3,468                    305
-  Thermo Electron Corp.                                          8,800                    303
   Amerada Hess Corp.                                             5,417                    301
   Houston Industries, Inc.                                      13,992                    300
   Interpublic Group of Cos., Inc.                                4,857                    298
   Inco Ltd.                                                      9,897                    298
   Eastman Chemical Co.                                           4,682                    297
   UST Inc.                                                      10,699                    297
   Consolidated Natural Gas Co.                                   5,517                    297
   Torchmark Corp.                                                4,149                    296
   Nucor Corp.                                                    5,197                    294
   Hercules, Inc.                                                 6,117                    293
   Green Tree Financial Corp.                                     8,200                    292
   Jefferson-Pilot Corp.                                          4,153                    290
   Case Corp.                                                     4,200                    289
-  Advanced Micro Devices, Inc.                                   8,008                    288
   General Dynamics Corp.                                         3,816                    286
   Unicom Corp.                                                  12,729                    283
   MBIA, Inc.                                                     2,500                    282
   PECO Energy Corp.                                             13,256                    278
   New York Times Co. Class A                                     5,565                    275
   Allegheny Teledyne Inc.                                       10,046                    271
   Parker Hannifin Corp.                                          4,449                    270
   Fluor Corp.                                                    4,880                    269
   Knight-Ridder, Inc.                                            5,470                    268
   Equifax, Inc.                                                  7,200                    268
   The Dun & Bradstreet Corp.                                    10,180                    267
-  LSI Logic Corp.                                                8,250                    264
   H.F. Ahmanson & Co.                                            6,099                    262
   Sonat, Inc.                                                    5,097                    261
   Laidlaw Inc. Class B                                          18,900                    261
   Central & South West Corp.                                    12,245                    260
   GPU Inc.                                                       7,200                    258
-  National Semiconductor Corp.                                   8,409                    258
   Rubbermaid, Inc.                                               8,647                    257
   Avery Dennison Corp.                                           6,284                    252
-  Cabletron Systems, Inc.                                        8,900                    252
   TJX Cos., Inc.                                                 9,502                    251
   W.R. Grace & Co.                                               4,420                    244
   Whirlpool Corp.                                                4,453                    243
   Baltimore Gas & Electric Co.                                   8,998                    240
-  Western Atlas, Inc.                                            3,260                    239
   Morton International, Inc.                                     7,900                    238
   Willamette Industries, Inc.                                    3,400                    238
   Dana Corp.                                                     6,237                    237
   Union Electric Co.                                             6,248                    235
   Placer Dome, Inc.                                             14,312                    234
   Nordstrom, Inc.                                                4,774                    234
   Beneficial Corp.                                               3,278                    233
   Golden West Financial Corp.                                    3,318                    232
   Southwest Airlines Co.                                         8,887                    230
   DTE Energy Co.                                                 8,302                    229
-  Humana, Inc.                                                   9,900                    229
   Dow Jones & Co., Inc.                                          5,640                    227
   W.W. Grainger, Inc.                                            2,873                    225
   Pennzoil Co.                                                   2,878                    221
   Columbia Gas Systems, Inc.                                     3,373                    220
   Hasbro, Inc.                                                   7,750                    220
   Northern States Power Co.                                      4,228                    219
   State Street Corp.                                             4,700                    217
-  AutoZone Inc.                                                  9,200                    217
   PACCAR, Inc.                                                   4,660                    216
   Sigma-Aldrich Corp.                                            6,100                    213
   The Stanley Works                                              5,306                    212
   Union Camp Corp.                                               4,238                    212
   Black & Decker Corp.                                           5,686                    211
   Perkin-Elmer Corp.                                             2,650                    211
   Circuit City Stores, Inc.                                      5,928                    211
   Dillard's Inc.                                                 6,086                    211

----------------------------------------------------------------------------------------------
                                                                                        MARKET
GROWTH AND INCOME                                                                       VALUE*
PORTFOLIO                                                        SHARES                  (000)
----------------------------------------------------------------------------------------------
-  General Instrument Corp.                                       8,300                 $  208
   Brown-Forman Corp. Class B                                     4,235                    207
   Wendy's International, Inc.                                    7,951                    206
   Harcourt General, Inc.                                         4,266                    203
   IKON Office Solutions                                          8,066                    201
   Ohio Edison Co.                                                9,221                    201
   Liz Claiborne, Inc.                                            4,269                    199
-  St. Jude Medical, Inc.                                         5,082                    198
   Frontier Corp.                                                 9,900                    197
   PP&L Resources Inc.                                            9,900                    197
   Harris Corp.                                                   2,336                    196
-  Woolworth Corp.                                                8,150                    196
   Westvaco Corp.                                                 6,143                    193
   Johnson Controls, Inc.                                         4,676                    192
   James River Corp.                                              5,179                    192
   Brunswick Corp.                                                6,026                    188
   Ecolab, Inc.                                                   3,915                    187
   Ashland Inc.                                                   4,006                    186
   ITT Industries, Inc.                                           7,201                    185
-  Ceridian Corp.                                                 4,351                    184
   USX-U.S. Steel Group                                           5,200                    182
   H & R Block, Inc.                                              5,600                    181
-  Providian Financial Corp.                                      5,543                    178
   Great Lakes Chemical Corp.                                     3,343                    175
   Tandy Corp.                                                    3,116                    175
   Raychem Corp.                                                  2,346                    174
   The Mead Corp.                                                 2,802                    174
   Thomas & Betts Corp.                                           3,228                    170
   Aegon NV ARS                                                   2,407                    169
   Armstrong World Industries Inc.                                2,227                    163
   Kerr-McGee Corp.                                               2,576                    163
   Temple-Inland Inc.                                             3,000                    162
   Engelhard Corp.                                                7,690                    161
-  FMC Corp.                                                      2,023                    161
   U.S. Surgical Corp.                                            4,292                    160
-  US Airways Group Inc.                                          4,502                    157
   Pall Corp.                                                     6,695                    156
   Pacific Enterprises                                            4,587                    154
   Cummins Engine Co., Inc.                                       2,141                    151
   Mallinckrodt, Inc.                                             3,962                    151
   American Greetings Corp. Class A                               4,047                    150
   Deluxe Corp.                                                   4,382                    149
   USF&G Corp.                                                    6,191                    149
   Ryder System, Inc.                                             4,364                    144
-  Tandem Computers, Inc.                                         6,989                    142
   Bausch & Lomb, Inc.                                            3,002                    141
-  Silicon Graphics, Inc.                                         9,400                    141
   Nalco Chemical Co.                                             3,635                    140
   Adobe Systems, Inc.                                            4,000                    140
   Maytag Corp.                                                   5,364                    140
   Reebok International Ltd.                                      2,991                    140
-  DSC Communications Corp.                                       6,274                    140
   Polaroid Corp.                                                 2,460                    136
-  Andrew Corp.                                                   4,860                    136
   Whitman Corp.                                                  5,560                    133
-  ALZA Corp.                                                     4,479                    130
-  Rowan Cos., Inc.                                               4,586                    129
   Snap-On Inc.                                                   3,267                    129
-  Fruit of the Loom, Inc.                                        4,100                    127
   Tupperware Corp.                                               3,417                    125
-  Novell, Inc.                                                  18,030                    125
   The BFGoodrich Co.                                             2,874                    124
   Louisiana-Pacific Corp.                                        5,800                    123
   Cyprus Amax Minerals Co.                                       5,000                    123
   SuperValu Inc.                                                 3,546                    122
   Sun Co., Inc.                                                  3,945                    122
   The Timken Co.                                                 3,410                    121
   Mercantile Stores Co., Inc.                                    1,926                    121
   Bemis Co., Inc.                                                2,775                    120
-  Oryx Energy Co.                                                5,631                    119
   Echlin, Inc.                                                   3,301                    119
   Owens Corning                                                  2,747                    118
   Crane Co.                                                      2,803                    117
   General Signal Corp.                                           2,662                    116
   National Service Industries, Inc.                              2,369                    115
   Biomet, Inc.                                                   6,185                    115
   Allergan, Inc.                                                 3,518                    112
   C.R. Bard, Inc.                                                3,077                    112
   NorAm Energy Corp.                                             7,318                    112
   Pep Boys (Manny, Moe & Jack)                                   3,208                    109
   Manor Care Inc.                                                3,313                    108
   Harnischfeger Industries Inc.                                  2,587                    107
   Moore Corp. Ltd.                                               5,340                    105
   Tektronix, Inc.                                                1,751                    105
   Giant Food, Inc. Class A                                       3,204                    105
   Louisiana Land & Exploration Co.                               1,813                    104
   Homestake Mining Co.                                           7,868                    103
   Scientific-Atlanta, Inc.                                       4,678                    102
   Millipore Corp.                                                2,294                    101
   Autodesk, Inc.                                                 2,560                     98
-  Harrah's Entertainment, Inc.                                   5,449                     98
   McDermott International, Inc.                                  3,341                     98
   Cooper Tire & Rubber Co.                                       4,385                     96
   NICOR, Inc.                                                    2,680                     96
   Worthington Industries, Inc.                                   5,202                     95
-  Apple Computer, Inc.                                           6,691                     95
   Countrywide Credit Industries, Inc.                            3,000                     94
   Foster Wheeler Corp.                                           2,222                     90
-  Beverly Enterprises, Inc.                                      5,283                     86
   Comcast Corp. Class A                                          4,100                     86
   Meredith Corp.                                                 2,896                     84
-  Santa Fe Energy Resources, Inc.                                5,707                     84
   Boise Cascade Corp.                                            2,330                     82
   Shared Medical Systems Corp.                                   1,476                     79
   Caliber System Inc.                                            2,115                     79
   Darden Restaurants Inc.                                        8,541                     77
   ENSERCH Corp.                                                  3,427                     76
   Stone Container Corp.                                          5,308                     76
   Alberto-Culver Co. Class B                                     2,686                     75
   Helmerich & Payne, Inc.                                        1,284                     74
-  Unisys Corp.                                                   9,381                     72
   King World Productions, Inc.                                   2,027                     71
   Briggs & Stratton Corp.                                        1,398                     70
   Inland Steel Industries, Inc.                                  2,641                     69
   Peoples Energy Corp.                                           1,819                     68
-  Niagara Mohawk Power Corp.                                     7,793                     67
-  Navistar International Corp.                                   3,756                     65
   Potlatch Corp.                                                 1,400                     63
   ASARCO, Inc.                                                   2,042                     63
   Battle Mountain Gold Co. Class A                              10,888                     62
-  Bethlehem Steel Corp.                                          5,931                     62
   Aeroquip-Vickers Inc.                                          1,297                     61

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE*
                                                                 SHARES                  (000)
----------------------------------------------------------------------------------------------
-  Amdahl Corp.                                                   6,693            $        59
   Centex Corp.                                                   1,408                     57
   Fleetwood Enterprises, Inc.                                    1,856                     55
   Great Atlantic &
      Pacific Tea Co., Inc.                                       2,030                     55
   Jostens Inc.                                                   2,055                     55
   Russell Corp.                                                  1,820                     54
   EG & G, Inc.                                                   2,290                     52
   Ball Corp.                                                     1,701                     51
   Springs Industries Inc. Class A                                  960                     51
   Safety-Kleen Corp.                                             2,797                     47
   Longs Drug Stores, Inc.                                        1,742                     46
   Adolph Coors Co. Class B                                       1,728                     46
-  Data General Corp.                                             1,721                     45
   Cincinnati Milacron, Inc.                                      1,715                     44
   ONEOK, Inc.                                                    1,291                     42
   Pulte Corp.                                                    1,194                     41
   Freeport-McMoRan Copper &
      Gold Inc. Class A                                           1,300                     38
   Echo Bay Mines Ltd.                                            6,582                     38
   Eastern Enterprises                                            1,072                     37
   Kaufman & Broad Home Corp.                                     2,111                     37
   Stride Rite Corp.                                              2,771                     36
   John H. Harland Co.                                            1,304                     30
   Giddings & Lewis, Inc.                                         1,414                     29
   Fleming Cos., Inc.                                             1,563                     28
-  Charming Shoppes, Inc.                                         5,243                     27
-  Armco, Inc.                                                    6,055                     23
-  Intergraph Corp.                                               2,751                     23
   NACCO Industries, Inc. Class A                                   331                     19
-  Viacom Inc. Class A                                              100                      3
----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $298,103)                                                                     407,119
----------------------------------------------------------------------------------------------
                                                                   FACE
                                                                 AMOUNT
                                                                  (000)
----------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.93%, 7/1/97
   (COST $609)                                                     $609                    609
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%)
   (COST $298,712)                                                                     407,728
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE*
                                                                                         (000)
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
----------------------------------------------------------------------------------------------
Other Assets--Note B                                                                $    2,781
Liabilities                                                                             (1,310)
                                                                                    ----------
                                                                                         1,471
----------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------
Applicable to 21,500,341 outstanding
   $.001 par value shares
   (authorized 250,000,000 shares)                                                    $409,199
==============================================================================================

NET ASSET VALUE PER SHARE                                                               $19.03
==============================================================================================
*See Note A in Notes to Financial Statements.
-Non-Income Producing Security.
ADR--American Depository Receipt.
ARS--American Registered Share.

----------------------------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------------------------------
                                                                 AMOUNT                    PER
                                                                  (000)                  SHARE
----------------------------------------------------------------------------------------------
Paid in Capital                                                $301,226                 $14.01
Undistributed Net
Investment Income                                                   196                    .01
Accumulated Net Realized Losses                                  (1,239)                  (.06)
Unrealized Appreciation--Note D                                 109,016                   5.07
----------------------------------------------------------------------------------------------
NET ASSETS                                                     $409,199                 $19.03
==============================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
CAPITAL APPRECIATION                                                                    VALUE*
PORTFOLIO                                                        SHARES                  (000)
----------------------------------------------------------------------------------------------
COMMON STOCKS (100%)
----------------------------------------------------------------------------------------------
AUTO & TRANSPORTATION (3.6%)
-  AMR Corp.                                                     16,300            $     1,508
-  Autoliv, Inc.                                                 30,047                  1,176
   Bandag, Inc.                                                  11,850                    581
   Burlington Northern Santa Fe Corp.                            17,931                  1,611
   CNF Transportation Inc.                                       22,600                    729
   Chrysler Corp.                                                17,286                    567
-  Consolidated Freightways Corp.                                73,371                  1,204
-  Continental Airlines, Inc. Class B                            24,900                    870
   Cooper Tire & Rubber Co.                                      27,300                    601
   Delta Air Lines, Inc.                                         14,100                  1,156
-  Federal Express Corp.                                         25,000                  1,444
   Ford Motor Co.                                                20,200                    762
   General Motors Corp.                                          51,500                  2,868
   Harley-Davidson, Inc.                                         22,900                  1,098
   Kansas City Southern
      Industries, Inc.                                           14,500                    935
-  Lear Corp.                                                    23,500                  1,043
   LucasVarity PLC ADR                                           12,956                    449
   MascoTech Inc.                                                14,000                    292
-  Northwest Airlines Corp. Class A                              24,700                    903
   Pittston Burlington Group                                      7,650                    215
   Southwest Airlines Co.                                        40,300                  1,043
-  UAL Corp.                                                     16,700                  1,195
   Union Pacific Corp.                                           24,653                  1,738
-  US Airways Group Inc.                                         25,000                    875
   Werner Enterprises, Inc.                                       6,000                    117
-  Wisconsin Central
      Transportation Corp.                                       24,300                    904
                                                                                   -----------
                                                                                        25,884
                                                                                   -----------
CONSUMER DISCRETIONARY (15.4%)
-  AccuStaff, Inc.                                               40,000                    947
-  America Online, Inc.                                          23,000                  1,279
-  AutoZone Inc.                                                 44,800                  1,056
   BHC Communications, Inc.
      Class A                                                     7,200                    860
-  Barnes & Noble Inc.                                           22,300                    959
-  Bed Bath & Beyond, Inc.                                       27,300                    830
   A. H. Belo Corp. Class A                                      19,200                    799
-  Boise Cascade Office
      Products Corp.                                             34,100                    580
-  Boston Chicken, Inc.                                          42,400                    592
-  Brinker International, Inc.                                   34,800                    496
-  Burlington Coat Factory
      Warehouse Corp.                                             5,300                    103
-  CUC International, Inc.                                       71,450                  1,844
   Callaway Golf Co.                                             26,500                    941
-  Choice Hotels Corp. Inc.                                      30,100                    510
-  Chris-Craft Industries, Inc.                                  18,125                    874
   Cintas Corp.                                                  11,100                    764
   Circuit City Stores, Inc.                                     26,900                    957
-  Circus Circus Enterprises Inc.                                33,800                    832
-  Clear Channel Communications                                  19,000                  1,168
   Cognizant Corp.                                               34,700                  1,405
-  Coleman Inc.                                                  33,800                    583
-  Consolidated Stores, Inc.                                     29,406                  1,022
-  Corporate Express, Inc.                                       71,000                  1,023
-  Corrections Corp. of America                                  32,800                  1,304
-  Costco Cos., Inc.                                             39,700                  1,306
   Cracker Barrel Old Country
      Stores, Inc.                                               26,800                    708
   Darden Restaurants Inc.                                       99,900                    905
   Dillard's Inc.                                                30,400                  1,053
   The Walt Disney Co.                                           77,503                  6,220
   Dollar General Corp.                                          31,827                  1,193
-  Electronic Arts Inc.                                          29,100                    980
   Fastenal Co.                                                  19,100                    933
-  Federated Department Stores                                   38,600                  1,341
   First Brands Corp.                                             9,200                    211
-  Fruit of the Loom, Inc.                                       26,100                    809
   The Gap, Inc.                                                 34,900                  1,357
-  Gartner Group, Inc. Class A                                   31,100                  1,117
   Gaylord Entertainment Class A                                 25,843                    596
-  General Nutrition Cos., Inc.                                  37,900                  1,059
-  GTech Holdings Corp.                                          22,100                    713
-  HFS Inc.                                                      27,600                  1,601
-  HSN Inc.                                                      27,290                    855
-  Harrah's Entertainment, Inc.                                  45,000                    810
   Hasbro, Inc.                                                  32,400                    919
   Home Depot, Inc.                                              58,900                  4,060
-  Host Marriott Corp.                                           52,700                    939
-  Host Marriott Services Corp.                                  53,520                    629
-  ITT Corp.                                                     24,500                  1,496
   IKON Office Solutions                                         33,300                    830
   International Game Technology                                 49,100                    871
-  Jones Apparel Group, Inc.                                     19,200                    917
-  Kmart Corp.                                                  101,600                  1,245
-  K-III Communications Corp.                                    68,200                    818
   King World Productions, Inc.                                  19,900                    696
-  Kohls Corp.                                                   20,000                  1,059
   La Quinta Inns Inc.                                           35,200                    770
-  Lands' End, Inc.                                               1,400                     41
   The Limited, Inc.                                             37,337                    756
-  Lin Television                                                15,800                    697
-  Lone Star Steakhouse & Saloon                                  3,000                     78
   Lowe's Cos., Inc.                                             32,500                  1,206
-  MGM Grand Inc.                                                19,200                    710
   Manpower Inc.                                                 14,200                    632
   Marriott International                                        20,800                  1,277
-  Marvel Entertainment Group                                   248,200                    589
   Mattel, Inc.                                                  48,612                  1,647
   McDonald's Corp.                                              81,900                  3,957
-  Fred Meyer, Inc.                                              18,300                    946
-  Micro Warehouse Inc.                                          43,400                    744
-  Mirage Resorts, Inc.                                          48,400                  1,222
   Newell Co.                                                    27,300                  1,082
   NIKE, Inc. Class B                                            23,100                  1,348
-  Nine West Group, Inc.                                         19,900                    760
   Nordstrom, Inc.                                                7,100                    348
-  Office Depot, Inc.                                            54,700                  1,063
-  OfficeMax Inc.                                                62,600                    904
-  Outback Steakhouse                                            34,100                    824
   J.C. Penney Co., Inc.                                         13,654                    712
   Pep Boys (Manny, Moe & Jack)                                  20,000                    681
-  PETsMART, Inc.                                                69,500                    797
   Pittston Brink's Group                                        18,900                    567
-  Promus Hotel Corp.                                            22,550                    874
   Reebok International Ltd.                                     21,750                  1,017
-  Robert Half International, Inc.                               21,800                  1,026
   Rubbermaid, Inc.                                              31,600                    940

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE*
                                                                 SHARES                  (000)
----------------------------------------------------------------------------------------------
   Russell Corp.                                                 17,250            $       511
   E.W. Scripps Co.                                              12,835                    534
   Shaw Industries, Inc.                                         47,000                    499
-  Staples, Inc.                                                 45,325                  1,051
-  Starbucks Corp.                                               28,100                  1,097
   Stewart Enterprises, Inc. Class A                             19,800                    829
   Sunbeam Corp.                                                 32,100                  1,212
   Talbots Inc.                                                   3,400                    116
-  Tele-Communications Liberty
      Media Group Class A                                        51,412                  1,223
   Time Warner, Inc.                                             62,775                  3,029
-  Toys R Us, Inc.                                               50,200                  1,757
-  USA Waste Service                                             28,500                  1,101
   Unisource Worldwide, Inc.                                      9,800                    157
-  Viacom Inc. Class B                                           47,006                  1,410
-  Viking Office Products                                        47,100                    892
   Wal-Mart Stores, Inc.                                        142,100                  4,805
   Warnaco Group                                                 24,300                    774
-  Woolworth Corp.                                               42,400                  1,018
                                                                                   -----------
                                                                                       110,204
                                                                                   -----------
CONSUMER STAPLES (8.7%)
   Albertson's, Inc.                                             29,200                  1,066
   CVS Corp.                                                     18,214                    933
   The Coca-Cola Co.                                            249,300                 16,828
   Coca-Cola Enterprises, Inc.                                   54,900                  1,263
   Dole Food Co.                                                 18,800                    804
   Gillette Co.                                                  64,058                  6,070
   Great Atlantic & Pacific
      Tea Co., Inc.                                              15,300                    416
   IBP, Inc.                                                     35,300                    821
   Kellogg Co.                                                    6,500                    556
-  The Kroger Co.                                                48,200                  1,398
   PepsiCo, Inc.                                                178,400                  6,701
   Philip Morris Cos., Inc.                                     163,800                  7,269
   Procter & Gamble Co.                                          74,300                 10,495
   RJR Nabisco Holdings Corp.                                     4,360                    144
-  Safeway, Inc.                                                 56,092                  2,587
-  Southland Corp.                                              211,500                    710
   Sysco Corp.                                                   28,100                  1,026
   Tyson Foods, Inc.                                             43,350                    826
   Walgreen Co.                                                  33,400                  1,791
   Wrigley, (Wm.) Jr. Co.                                        16,300                  1,092
                                                                                   -----------
                                                                                        62,796
                                                                                   -----------
FINANCIAL SERVICES (11.5%)
   AFLAC, Inc.                                                   28,050                  1,325
   Advanta Corp. Class A                                         18,600                    682
   Aetna Inc.                                                    21,097                  2,160
   Aetna Inc. 6.25% Pfd. Series C                                 1,333                    124
-  Alleghany Corp.                                                3,808                    828
   Allmerica Property & Casualty Cos.                            26,700                    874
   AMBAC, Inc.                                                   11,700                    893
   American International Group, Inc.                            44,750                  6,684
   Automatic Data Processing, Inc.                               34,800                  1,636
   Banc One Corp.                                                29,963                  1,451
   BankAmerica Corp.                                             71,400                  4,610
-  CNA Financial Corp.                                            7,300                    770
   Capital One Financial Corp.                                   15,700                    593
   Citicorp                                                      45,200                  5,449
-  Concord EFS, Inc.                                             35,500                    925
   Conseco Inc.                                                  31,766                  1,175
   Dime Bancorp, Inc.                                            46,100                    807
   The Equitable Cos.                                            26,700                    888
   Equitable of Iowa Co.                                         13,700                    767
   Fannie Mae                                                   103,800                  4,528
   Federal Home Loan Mortgage Corp.                              91,600                  3,149
   First Data Corp.                                              52,462                  2,305
   First Empire State Corp.                                       2,200                    741
-  FIserv, Inc.                                                  21,800                    975
   Franklin Resources Corp.                                      18,750                  1,361
   General Re Corp.                                               9,800                  1,784
   Golden West Financial Corp.                                   13,500                    945
   Green Tree Financial Corp.                                    33,200                  1,183
   Hartford Financial Services Group                             17,300                  1,431
   Horace Mann Educators Corp.                                   16,000                    784
   Lehman Brothers Holdings, Inc.                                30,200                  1,223
   Leucadia National Corp.                                       25,800                    798
   Loews Corp.                                                   12,900                  1,292
   MBIA, Inc.                                                     8,700                    981
   MGIC Investment Corp.                                         26,000                  1,246
   Merrill Lynch & Co., Inc.                                     49,800                  2,969
   Morgan Stanley, Dean Witter,
      Discover and Co.                                           71,900                  3,096
   The PMI Group Inc.                                            13,600                    848
   Paychex, Inc.                                                 19,950                    765
   Progressive Corp. of Ohio                                     13,200                  1,148
   Provident Cos., Inc.                                          12,502                    669
   St. Paul Cos., Inc.                                            2,400                    183
   Salomon, Inc.                                                 20,800                  1,157
   Charles Schwab Corp.                                          28,600                  1,164
   State Street Corp.                                            32,600                  1,508
   SunAmerica Inc.                                               25,100                  1,224
-  SunGard Data Systems, Inc.                                    17,400                    809
   TIG Holdings, Inc.                                            20,800                    650
   Transatlantic Holdings                                         8,400                    834
   Travelers Group Inc.                                          74,265                  4,683
   20th Century Industries of CA                                 38,400                    806
   UNUM Corp.                                                    26,400                  1,109
   Western National Corp.                                        34,000                    912
   Zurich Reinsurance Centre
      Holdings, Inc.                                              5,600                    221
                                                                                   -----------
                                                                                        82,122
                                                                                   -----------
HEALTH CARE (13.0%)
   Abbott Laboratories                                           70,300                  4,692
-  ALZA Corp.                                                    30,500                    884
   American Home Products Corp.                                  24,400                  1,867
   Amgen, Inc.                                                   36,800                  2,138
   Beckman Instruments Inc.                                      13,700                    661
   Becton, Dickinson & Co.                                       25,000                  1,266
-  Beverly Enterprises, Inc.                                     54,500                    886
-  Biogen, Inc.                                                  26,400                    895
   Biomet, Inc.                                                  47,000                    877
-  Boston Scientific Corp.                                       24,800                  1,524
   Cardinal Health, Inc.                                         21,300                  1,219
-  Centocor, Inc.                                                28,300                    878
-  Chiron Corp.                                                  51,540                  1,074
   Columbia/HCA Healthcare Corp.                                 82,821                  3,256
   DENTSPLY International                                        12,900                    631
-  DePuy, Inc.                                                   20,000                    460
-  Forest Laboratories, Inc.                                     21,800                    903
-  Foundation Health Systems
      Class A                                                    53,770                  1,630
-  Genzyme Corp.                                                 34,000                    941

----------------------------------------------------------------------------------------------
                                                                                        MARKET
CAPITAL APPRECIATION                                                                    VALUE*
PORTFOLIO                                                        SHARES                  (000)
----------------------------------------------------------------------------------------------
-  Genzyme Corp. Tissue Repair                                      391            $         4
   Guidant Corp.                                                 17,100                  1,454
   HBO & Co.                                                     20,200                  1,391
-  HEALTHSOUTH Corp.                                             62,202                  1,551
-  HealthCare COMPARE Corp.                                      17,000                    891
-  Health Management Associates
     Class A                                                     32,075                    914
-  Healthcare & Retirement Corp.                                 24,800                    828
-  Humana, Inc.                                                  47,800                  1,105
-  IDEXX Laboratories                                            26,000                    322
-  Interneuron Pharmaceutical, Inc.                              11,900                    240
-  IVAX Corp.                                                    85,500                    957
   Johnson & Johnson                                            146,606                  9,438
   Mallinckrodt, Inc.                                            16,500                    627
   Manor Care Inc.                                               28,500                    930
-  Marquette Medical Systems Inc.                                 3,500                     77
   McKesson Corp.                                                12,200                    946
-  Medaphis Corp.                                                17,100                    173
-  MedPartners Inc.                                              49,856                  1,078
   Medtronic, Inc.                                               31,600                  2,560
   Merck & Co., Inc.                                            107,800                 11,157
   Mylan Laboratories, Inc.                                      54,450                    803
-  Nellcor Puritan Bennett, Inc.                                 40,000                    728
-  NovaCare, Inc.                                                10,200                    142
   Olsten Corp.                                                  23,100                    449
-  Oxford Health Plan                                            17,700                  1,271
   PacifiCare Health Systems Inc.
     Class A                                                      4,096                    248
-  PacifiCare Health Systems Inc.
     Class B                                                     10,432                    666
   Pfizer, Inc.                                                  64,900                  7,756
-  PhyCor, Inc.                                                  26,100                    898
-  Quintiles Transnational Corp.                                 13,000                    904
-  Quorum Health Group, Inc.                                     24,300                    866
-  St. Jude Medical, Inc.                                        28,050                  1,094
-  R. P. Scherer Corp.                                           15,600                    805
   Schering-Plough Corp.                                         76,200                  3,648
   Stryker Corp.                                                 29,700                  1,040
-  Sybron International Corp.                                    24,200                    965
-  Talbert Medical Management
     Holdings                                                       839                     38
-  Tenet Healthcare Corp.                                        70,537                  2,085
   United Healthcare Corp.                                       31,100                  1,617
   U.S. Surgical Corp.                                           24,300                    905
-  Value Health, Inc.                                            18,600                    377
-  Vencor, Inc.                                                  22,385                    946
-  Watson Pharmaceuticals, Inc.                                  20,600                    869
-  Wellpoint Health Networks Inc.
     Class A                                                     18,303                    840
                                                                                   -----------
                                                                                        93,285
                                                                                   -----------
INTEGRATED OILS (2.6%)
   Amerada Hess Corp.                                            19,100                  1,061
   Amoco Corp.                                                   23,500                  2,043
   Coastal Corp.                                                 21,200                  1,128
   Exxon Corp.                                                  158,000                  9,717
   Mobil Corp.                                                   53,000                  3,703
-  Seagull Energy Corp.                                          41,300                    723
                                                                                   -----------
                                                                                        18,375
                                                                                   -----------
OTHER ENERGY (3.2%)
-  AES Corp.                                                     20,100                  1,422
   Anadarko Petroleum Corp.                                      15,300                    918
   Apache Corp.                                                  26,100                    848
   Burlington Resources, Inc.                                    26,500                  1,169
-  CalEnergy Co.                                                 21,500                    817
-  Diamond Offshore Drilling, Inc.                               12,200                    953
   Enron Oil & Gas Co.                                           36,200                    656
-  ENSCO International, Inc.                                     21,400                  1,129
-  Global Marine, Inc.                                           45,900                  1,067
-  Input/Output, Inc.                                             6,900                    125
   Mapco Inc.                                                    19,600                    617
-  Nabors Industries, Inc.                                       45,900                  1,148
   Noble Affiliates, Inc.                                        20,200                    781
-  Noble Drilling Corp.                                          47,000                  1,060
-  Oryx Energy Co.                                               39,650                    838
   Parker & Parsley Petroleum Co.                                19,900                    704
   Pogo Producing Co.                                            19,100                    739
-  Reading & Bates Corp.                                         34,700                    928
-  Rowan Cos., Inc.                                              40,700                  1,147
-  Santa Fe Energy Resources, Inc.                               52,000                    764
-  Smith International, Inc.                                     18,800                  1,142
-  TransTexas Gas Corp.                                          43,200                    678
   Union Pacific Resources
     Group, Inc.                                                 48,342                  1,203
   Union Texas Petroleum
     Holdings, Inc.                                              37,800                    791
-  Western Atlas, Inc.                                           14,200                  1,040
                                                                                   -----------
                                                                                        22,684
                                                                                   -----------
MATERIALS & PROCESSING (7.3%)
-  Airgas, Inc.                                                  49,800                    987
   Albemarle Corp.                                               23,000                    484
   Allegheny Teledyne Inc.                                       27,142                    733
-  Alumax, Inc.                                                  22,000                    835
   Aluminum Co. of America                                       23,600                  1,779
-  American Standard Cos., Inc.                                  21,900                    980
   Archer-Daniels-Midland Co.                                    82,283                  1,934
   ASARCO, Inc.                                                   7,200                    221
-  Bethlehem Steel Corp.                                         82,600                    862
-  Burlington Industries, Inc.                                    1,500                     18
-  Castle & Cooke Inc.                                           23,300                    386
   Centex Corp.                                                  18,900                    768
   Champion International Corp.                                  20,800                  1,149
   Crown Cork & Seal Co., Inc.                                   17,500                    935
   E.I. du Pont de Nemours & Co.                                101,600                  6,388
   Fluor Corp.                                                   16,200                    894
-  Fort Howard Corp.                                             23,700                  1,199
   Freeport-McMoRan, Inc.                                         6,785                    196
   Freeport-McMoRan Copper &
     Gold Inc. Class A                                              138                      4
   Freeport-McMoRan Copper &
     Gold Inc. Class B                                           11,087                    345
   Georgia Gulf Corp.                                            14,700                    427
   W.R. Grace & Co.                                              19,300                  1,064
   Great Lakes Chemical Corp.                                    18,700                    979
   Homestake Mining Co.                                          53,500                    699
   IMC Global Inc.                                               27,100                    949
   Illinois Tool Works, Inc.                                     32,400                  1,618
   Inland Steel Industries, Inc.                                 34,100                    891
   International Paper Co.                                       35,600                  1,729
-  International Specialty
     Products, Inc.                                              50,300                    707
-  Jefferson Smurfit Corp.                                       49,300                    795
   Johns Manville Corp.                                          55,100                    651

----------------------------------------------------------------------------------------------
                                                                                        MARKET
                                                                                        VALUE*
                                                                 SHARES                  (000)
----------------------------------------------------------------------------------------------
   Kimberly-Clark Corp.                                          57,696            $     2,870
   LTV Corp.                                                     58,400                    832
   Lone Star Industries, Inc.                                     2,000                     91
   Louisiana-Pacific Corp.                                        1,050                     22
   Martin Marietta Materials, Inc.                               20,900                    677
   Morton International, Inc.                                    23,600                    712
   Newmont Gold Co.                                              15,100                    603
   Newmont Mining Corp.                                          47,291                  1,844
   Nucor Corp.                                                   21,800                  1,232
   Owens Corning                                                 19,600                    845
-  Owens-Illinois, Inc.                                          38,400                  1,190
   Praxair, Inc.                                                 29,200                  1,635
   Price Enterprises, Inc.                                       13,100                    251
   Reynolds Metals Co.                                            5,300                    378
-  Sealed Air Corp.                                              19,800                    941
   Sigma-Aldrich Corp.                                           30,400                  1,064
   Stone Container Corp.                                         72,700                  1,041
   TriMas Corp.                                                   7,700                    217
   Tyco International Ltd.                                       24,788                  1,724
-  UCAR International, Inc.                                      16,800                    769
-  USG Corp.                                                     23,000                    840
   Waste Management Inc.                                         37,265                  1,197
   Wausau Paper Mills Co.                                         1,100                     21
                                                                                   -----------
                                                                                        52,602
                                                                                   -----------
PRODUCER DURABLES (4.6%)
   AGCO Corp.                                                    26,700                    960
-  American Power Conversion Corp.                               45,800                    866
-  Applied Materials, Inc.                                       31,700                  2,244
   The Boeing Co.                                                83,600                  4,436
   Caterpillar, Inc.                                             22,000                  2,362
   Clayton Homes Inc.                                            51,616                    736
   Cummins Engine Co., Inc.                                       9,800                    692
   Danaher Corp.                                                 18,100                    920
   Emerson Electric Co.                                          47,200                  2,599
   W.W. Grainger, Inc.                                           12,300                    962
-  KLA-Tencor Corp.                                              27,000                  1,317
-  LAM Research Corp.                                            21,000                    779
-  Lexmark International Group,
      Inc. Class A                                               31,100                    945
   Lockheed Martin Corp.                                         19,200                  1,988
   Mark IV Industries, Inc.                                      32,110                    771
   McDonnell Douglas Corp.                                       24,000                  1,644
   Millipore Corp.                                               17,900                    788
   Molex, Inc.                                                   30,820                  1,126
   Nordson Corp.                                                  2,000                    129
   Raychem Corp.                                                 11,900                    885
-  Republic Industries, Inc.                                     48,600                  1,195
-  Solectron Corp.                                               15,100                  1,058
-  Teradyne, Inc.                                                34,700                  1,362
-  Thermo Instrument Systems, Inc.                               21,887                    670
   Wheelabrator Technologies, Inc.                               36,300                    560
   York International Corp.                                      18,000                    828
                                                                                   -----------
                                                                                        32,822
                                                                                   -----------
TECHNOLOGY (20.3%)
-  ADC Telecommunications, Inc.                                  33,000                  1,103
-  Adaptec, Inc.                                                 29,600                  1,029
   Adobe Systems, Inc.                                           22,900                    804
-  Advanced Micro Devices, Inc.                                  42,700                  1,537
-  Altera Corp.                                                  28,600                  1,445
-  Amdahl Corp.                                                  73,300                    641
-  Analog Devices, Inc.                                          42,533                  1,130
-  Andrew Corp.                                                  31,987                    898
-  Apple Computer, Inc.                                          53,000                    754
-  Arrow Electronics, Inc.                                       16,500                    877
-  Ascend Communications, Inc.                                   25,600                  1,006
-  Atmel Corp.                                                   34,200                    960
   Autodesk, Inc.                                                22,500                    863
-  BMC Software, Inc.                                            24,800                  1,375
-  Bay Networks, Inc.                                            50,093                  1,331
-  Cabletron Systems, Inc.                                       29,100                    824
-  Cadence Design Systems, Inc.                                  31,150                  1,044
-  Cascade Communications Corp.                                  28,200                    778
-  CIENA Corp.                                                   10,000                    471
-  Cisco Systems, Inc.                                           76,100                  5,111
-  Compaq Computer Corp.                                         34,500                  3,424
-  CompUSA, Inc.                                                 44,400                    955
   Computer Associates
      International, Inc.                                        39,675                  2,209
-  Computer Sciences Corp.                                       16,300                  1,176
-  Compuware Corp.                                               37,800                  1,810
-  DSC Communications Corp.                                      42,200                    940
-  DST Systems, Inc.                                             21,900                    730
-  Dell Computer Corp.                                           33,000                  3,874
-  Digital Equipment Corp.                                       36,900                  1,308
-  EMC Corp.                                                     40,900                  1,595
   Electronic Data Systems Corp.                                 35,500                  1,456
-  Electronics For Imaging, Inc.                                 21,900                  1,034
-  FORE Systems, Inc.                                            46,700                    635
-  Gateway 2000 Inc.                                             27,200                    882
-  General Instrument Corp.                                      39,400                    985
-  Glenayre Technologies, Inc.                                   33,200                    545
   Hewlett-Packard Co.                                           95,500                  5,348
-  Imation Corp.                                                 27,190                    717
-  Informix Corp.                                                85,400                    770
   Intel Corp.                                                   87,700                 12,418
   International Business
      Machines Corp.                                            109,100                  9,839
-  Intuit, Inc.                                                  29,800                    683
-  Iomega Corp.                                                  49,700                    988
-  Komag, Inc.                                                   29,200                    479
-  LSI Logic Corp.                                               29,900                    957
   Linear Technology Corp.                                       19,200                    992
   Lucent Technologies, Inc.                                     74,897                  5,397
-  Maxim Integrated Products, Inc.                               20,800                  1,182
-  McAfee Associates, Inc.                                       17,800                  1,123
-  Mentor Graphics Corp.                                         16,100                    149
-  Microchip Technology, Inc.                                    24,600                    731
-  Microsoft Corp.                                               84,600                 10,699
-  Micron Electronics, Inc.                                      38,000                    679
-  Micron Technology, Inc.                                       33,200                  1,326
   Motorola, Inc.                                                71,500                  5,434
-  NCR Corp.                                                     29,837                    888
-  National Semiconductor Corp.                                  38,900                  1,191
-  Netscape Communications Corp.                                 26,900                    862
-  Novell, Inc.                                                 117,200                    811
-  Oracle Corp.                                                  65,150                  3,280
-  Pairgain Technologies, Inc.                                   40,400                    627
-  Parametric Technology Corp.                                   27,100                  1,153
-  PeopleSoft Inc.                                               21,200                  1,117
-  Premisys Communications, Inc.                                 44,400                    702
-  Quantum Corp.                                                 76,000                  1,546
-  SCI Systems, Inc.                                             15,000                    956

----------------------------------------------------------------------------------------------
                                                                                        MARKET
CAPITAL APPRECIATION                                                                    VALUE*
PORTFOLIO                                                        SHARES                  (000)
----------------------------------------------------------------------------------------------
-  Seagate Technology                                            40,970            $     1,442
-  Shiva Corp.                                                   15,000                    157
-  Silicon Graphics, Inc.                                        56,600                    849
-  Sterling Commerce, Inc.                                       29,500                    970
-  Storage Technology Corp.                                      22,600                  1,006
-  Sun Microsystems, Inc.                                        57,400                  2,136
-  Sybase, Inc.                                                  49,600                    735
-  Synopsys, Inc.                                                27,027                    997
-  Tandem Computers, Inc.                                        59,600                  1,207
   Tandy Corp.                                                   14,500                    812
-  Tellabs, Inc.                                                 31,200                  1,741
   Texas Instruments, Inc.                                       26,200                  2,202
-  3Com Corp.                                                    80,625                  3,626
   Total System Services, Inc.                                   25,400                    618
-  U S WEST Media Group                                          90,200                  1,827
-  VLSI Technology, Inc.                                         29,700                    701
   Varian Associates, Inc.                                       13,500                    732
-  Vishay Intertechnology, Inc.                                  33,994                    984
-  Western Digital Corp.                                         43,000                  1,360
-  Xilinx, Inc.                                                  20,100                    986
                                                                                   -----------
                                                                                       145,671
                                                                                   -----------
UTILITIES (4.2%)
   AT&T Corp.                                                    61,400                  2,153
-  AirTouch Communications, Inc.                                 74,000                  2,026
-  Associated Group, Inc.                                           875                     35
-  Associated Group, Inc. Class B                                   875                     34
   BellSouth Corp.                                               33,700                  1,563
-  Cablevision Systems Corp.
     Class B                                                     18,700                  1,000
   Century Telephone
     Enterprises, Inc.                                           23,100                    778
   CINergy Corp.                                                  5,700                    198
-  Citizens Utilities Co. Class A                                50,000                    469
-  Citizens Utilities Co. Class B                                50,000                    400
   Columbia Gas Systems, Inc.                                    14,700                    959
   Comcast Corp. Class A Special                                 62,066                  1,325
-  Cox Communications Class A                                    40,100                    962
   ENSERCH Corp.                                                 35,400                    788
   Frontier Corp.                                                11,400                    227
   MCI Communications Corp.                                      85,500                  3,273
-  NEXTEL Communications                                         63,900                  1,208
-  Paging Network, Inc.                                          28,200                    248
-  QUALCOMM, Inc.                                                19,800                  1,008
   SBC Communications Inc.                                       20,860                  1,291
   Sprint Corp.                                                  47,000                  2,473
-  Tele-Communications, Inc.
     Class A                                                    114,900                  1,706
-  Tele-Communications
     International, Inc. Series A                                48,600                    744
   Telephone & Data Systems, Inc.                                20,000                    759
-  360 Communications Co.                                        47,045                    806
-  U.S. Cellular Corp.                                           26,100                    773
-  Viacom Inc. Class A                                            6,844                    201
-  WorldCom, Inc.                                                94,506                  3,021
                                                                                   -----------
                                                                                        30,428
                                                                                   -----------
OTHER (5.6%)
   AlliedSignal Inc.                                             28,600                  2,402
-  Ceridian Corp.                                                25,800                  1,090
-  Coltec Inc.                                                   37,700                    735
-  FMC Corp.                                                     12,000                    953
   General Electric Co.                                         344,700                 22,535
   ITT Industries, Inc.                                          28,700                    739
   Lancaster Colony Corp.                                        13,700                    662
-  Litton Industries, Inc.                                       18,200                    879
   Minnesota Mining &
     Manufacturing Co.                                           29,900                  3,050
   Raytheon Co.                                                  29,700                  1,515
   Reynolds & Reynolds Class A                                   23,500                    370
   St. Joe Corp.                                                  9,600                    804
-  Thermo Electron Corp.                                         34,600                  1,189
   Wesco Financial Corp.                                          3,000                    976
   Westinghouse Electric Corp.                                   99,446                  2,300
                                                                                   -----------
                                                                                        40,199
                                                                                   -----------
----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $495,423)                                                                     717,072
----------------------------------------------------------------------------------------------
                                                                   FACE
                                                                 AMOUNT
                                                                  (000)
----------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.93%, 7/1/97
   (COST $224)                                                     $224                    224
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
   (COST $495,647)                                                                     717,296
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------
Other Assets--Notes B and E                                                             27,739
Liabilities--Note E                                                                    (27,992)
                                                                                   -----------
                                                                                          (253)
----------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------
Applicable to 38,570,259 outstanding
   $.001 par value shares
 (authorized 250,000,000 shares)                                                      $717,043
==============================================================================================

NET ASSET VALUE PER SHARE                                                               $18.59
==============================================================================================
*See Note A in Notes to Financial Statements.
-Non-Income Producing Security.
ADR--American Depository Receipt.

----------------------------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------------------------------
                                                                 AMOUNT                    PER
                                                                  (000)                  SHARE
----------------------------------------------------------------------------------------------
Paid in Capital                                                $508,131                 $13.17
Undistributed Net
   Investment Income                                              2,142                    .06
Accumulated Net Realized Losses                                 (14,879)                  (.39)
Unrealized Appreciation--Note D                                 221,649                   5.75
----------------------------------------------------------------------------------------------
NET ASSETS                                                     $717,043                 $18.59
==============================================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each Portfolio during the reporting period, and details the operating expenses charged to the Portfolio. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                             Growth and                Capital
                                                                        Balanced                 Income           Appreciation
                                                                       Portfolio              Portfolio              Portfolio
                                                                       --------------------------------------------------------
                                                                                       SIX MONTHS ENDED JUNE 30, 1997
                                                                       --------------------------------------------------------
                                                                           (000)                  (000)                  (000)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Dividends                                                             $   172               $  2,929               $  2,624
   Interest                                                                1,109                     37                    182
                                                                       --------------------------------------------------------
     Total Income                                                          1,281                  2,966                  2,806
                                                                       --------------------------------------------------------
EXPENSES
   The Vanguard Group--Note B
     Investment Advisory Services                                             10                      7                      7
     Management and Administrative                                            47                    208                    451
     Marketing and Distribution                                               10                     36                     78
   Taxes (other than income taxes)                                             3                     11                     22
   Custodian Fees                                                              5                     23                      4
   Auditing Fees                                                               4                      4                      4
   Shareholders' Reports                                                      --                      2                      4
   Directors' Fees and Expenses                                               --                     --                      1
                                                                       --------------------------------------------------------
     Total Expenses                                                           79                    291                    571
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      1,202                  2,675                  2,235
-------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD                      (416)                   218                 (4,623)
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENT SECURITIES                                                   6,442                 59,060                 98,453
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $7,228                $61,953                $96,065
===============================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the Portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.


-------------------------------------------------------------------------------------------------------------------------------
                                                                           Balanced                       Growth and Income
                                                                           Portfolio                          Portfolio
                                                            --------------------------------    -------------------------------
                                                                SIX MONTHS              YEAR       SIX MONTHS             YEAR
                                                                     ENDED             ENDED            ENDED            ENDED
                                                             JUN. 30, 1997     DEC. 31, 1996    JUN. 30, 1997    DEC. 31, 1996
                                                                     (000)             (000)            (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                          $  1,202          $  1,611       $    2,675       $    3,404
   Realized Net Gain (Loss)                                           (416)             (125)             218           (1,158)
   Change in Unrealized Appreciation
     (Depreciation)                                                  6,442             4,790           59,060           33,212
                                                                 --------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Operations                                     7,228             6,276           61,953           35,458
                                                                 --------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                            (1,072)           (1,615)          (2,354)          (3,500)
   Realized Capital Gain                                                --                --               --               --
                                                                 --------------------------------------------------------------
     Total Distributions                                            (1,072)           (1,615)          (2,354)          (3,500)
                                                                 --------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                           27,798            21,055          116,534          104,812
   Issued in Lieu of Cash Distributions                                952             1,399            1,880            2,711
   Redeemed                                                         (2,009)           (2,724)          (3,333)          (3,299)
                                                                 --------------------------------------------------------------
     Net Increase from Capital
        Share Transactions                                          26,741            19,730          115,081          104,224
-------------------------------------------------------------------------------------------------------------------------------
   Total Increase                                                   32,897            24,391          174,680          136,182
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                              63,128            38,737          234,519           98,337
                                                                 --------------------------------------------------------------
   End of Period                                                   $96,025           $63,128         $409,199         $234,519
===============================================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                            2,109             1,728            6,833            7,344
   Issued in Lieu of Cash Distributions                                 70               112              103              180
   Redeemed                                                           (153)             (224)            (199)            (233)
                                                                 --------------------------------------------------------------
     Net Increase in Shares Outstanding                              2,026             1,616            6,737            7,291
===============================================================================================================================

                                       26

---------------------------------------------------------------------------------------------------------------
                                                                                  Capital Appreciation
                                                                                        Portfolio
                                                                      -----------------------------------------
                                                                          SIX MONTHS                      YEAR
                                                                               ENDED                     ENDED
                                                                       JUN. 30, 1997             DEC. 31, 1996
                                                                               (000)                     (000)
---------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                                   $   2,235               $     3,593
   Realized Net Gain (Loss)                                                   (4,623)                   (8,847)
   Change in Unrealized Appreciation (Depreciation)                           98,453                    80,776
                                                                        ---------------------------------------
     Net Increase in Net Assets Resulting from Operations                     96,065                    75,522
                                                                        ---------------------------------------
Distributions
   Net Investment Income                                                          --                    (3,520)
   Realized Capital Gain                                                          --                        --
                                                                        ---------------------------------------
     Total Distributions                                                          --                    (3,520)
                                                                        ---------------------------------------
Capital Share Transactions(1)
   Issued                                                                    115,174                   194,035
   Issued in Lieu of Cash Distributions                                           --                     2,907
   Redeemed                                                                  (11,587)                   (5,786)
                                                                        ---------------------------------------
     Net Increase from Capital Share Transactions                            103,587                   191,156
---------------------------------------------------------------------------------------------------------------
   Total Increase                                                            199,652                   263,158
---------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                                       517,391                   254,233
   End of Period                                                            $717,043                  $517,391
===============================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                                      6,837                    13,509
   Issued in Lieu of Cash Distributions                                           --                       180
   Redeemed                                                                     (698)                     (405)
                                                                         --------------------------------------
     Net Increase in Shares Outstanding                                        6,139                    13,284
===============================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis. It also presents the Portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the Portfolio's total return; how much it costs to operate the Portfolio; and the extent to which the Portfolio tends to distribute capital gains.

         The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Portfolio for one year. Finally, the table lists the Portfolio's Average Commission Rate Paid, a disclosure required by the SEC beginning in 1996. This rate is calculated by dividing total commissions paid on portfolio securities by the total number of shares purchased and sold on which commissions were charged.


-----------------------------------------------------------------------------------------------------------------------
                                                                                         Balanced Portfolio
                                                                                     YEAR ENDED
                                                                                     DECEMBER 31,
FOR A SHARE OUTSTANDING                                 SIX MONTHS ENDED        --------------------       JUL. 25* TO
THROUGHOUT EACH PERIOD                                     JUNE 30, 1997          1996           1995    DEC. 31, 1994
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $12.92        $11.85        $  9.79           $10.00
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                            .18           .36            .31              .09
    Net Realized and Unrealized Gain (Loss) on Investments           .96          1.07           2.07             (.21)
                                                                 ------------------------------------------------------
        Total from Investment Operations                            1.14          1.43           2.38             (.12)
                                                                 ------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                            (.16)         (.36)          (.32)            (.09)
    Distributions from Realized Capital Gains                         --            --             --               --
                                                                 ------------------------------------------------------
        Total Distributions                                         (.16)         (.36)          (.32)            (.09)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $13.90        $12.92         $11.85          $  9.79
=======================================================================================================================

TOTAL RETURN**                                                     8.86%        12.21%         24.52%           -1.40%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                             $96           $63            $39              $17
    Ratio of Total Expenses to Average Net Assets                 0.19%+         0.20%          0.20%               0%
    Ratio of Net Investment Income to Average Net Assets          2.84%+         3.04%          3.06%           2.88%+
    Portfolio Turnover Rate                                         14%+            5%             5%               0%
    Average Commission Rate Paid                                  $.0141        $.0216            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------

* Subscription period for the Portfolio was July 25, 1994, to September 5, 1994, during which time all assets were held in money market instruments. Performance measurement begins September 6, 1994.

* Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

+  Annualized.

-------------------------------------------------------------------------------------------------------------------
                                                                                 GROWTH AND INCOME PORTFOLIO
                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
FOR A SHARE OUTSTANDING                            SIX MONTHS ENDED          ----------------------    JUL. 25* TO
THROUGHOUT EACH PERIOD                                JUNE 30, 1997            1996            1995  DEC. 31, 1994
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $15.89           $13.16          $ 9.77         $10.00
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                        .14             .27             .25            .09
   Net Realized and Unrealized Gain (Loss) on Investments      3.12            2.74            3.39           (.23)
                                                            -------------------------------------------------------
        Total from Investment Operations                       3.26            3.01            3.64           (.14)
                                                            -------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                        (.12)           (.28)           (.25)          (.09)
   Distributions from Realized Capital Gains                     --              --              --             --
                                                            -------------------------------------------------------
        Total Distributions                                    (.12)           (.28)           (.25)          (.09)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $19.03          $15.89          $13.16          $9.77
===================================================================================================================

TOTAL RETURN**                                               20.55%          23.03%          37.53%         -1.70%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                        $409            $235             $98            $31
   Ratio of Total Expenses to Average Net Assets             0.19%+           0.20%           0.20%         0.20%+
   Ratio of Net Investment Income to Average Net Assets      1.70%+           2.04%           2.37%         2.82%+
   Portfolio Turnover Rate                                      1%+              7%              6%             0%
   Average Commission Rate Paid                              $.0132          $.0199             N/A            N/A
-------------------------------------------------------------------------------------------------------------------

* Subscription period for the Portfolio was July 25, 1994, to September 5, 1994, during which time all assets were held in money market instruments. Performance measurement begins September 6, 1994.

**Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

 +Annualized.

-------------------------------------------------------------------------------------------------------------------
                                                                               CAPITAL APPRECIATION PORTFOLIO
                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
FOR A SHARE OUTSTANDING                            SIX MONTHS ENDED          ----------------------    JUL. 25* TO
THROUGHOUT EACH PERIOD                                JUNE 30, 1997            1996            1995  DEC. 31, 1994
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $15.95           $13.28         $  9.95         $10.00
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                        .06             .12             .08            .04
   Net Realized and Unrealized Gain (Loss) on Investments      2.58            2.66            3.34           (.05)
                                                             ------------------------------------------------------
        Total from Investment Operations                       2.64            2.78            3.42           (.01)
                                                             ------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                          --            (.11)           (.09)          (.04)
   Distributions from Realized Capital Gains                     --              --              --             --
                                                             ------------------------------------------------------
        Total Distributions                                      --            (.11)           (.09)          (.04)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $18.59          $15.95          $13.28        $  9.95
===================================================================================================================

TOTAL RETURN**                                               16.55%          20.92%          34.38%         -0.50%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                        $717            $517            $254            $70
   Ratio of Total Expenses to Average Net Assets             0.19%+           0.20%           0.20%         0.20%+
   Ratio of Net Investment Income to Average Net Assets      0.73%+           0.91%           0.97%         1.26%+
   Portfolio Turnover Rate                                      5%+             12%              7%             1%
   Average Commission Rate Paid                              $.0202          $.0214             N/A            N/A
-------------------------------------------------------------------------------------------------------------------

* Subscription period for the Portfolio was July 25, 1994, to September 5, 1994, during which time all assets were held in money market instruments. Performance measurement begins September 6, 1994.

**Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

 +Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Tax-Managed Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund, and comprises the Balanced, Growth and Income, and Capital Appreciation Portfolios.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Fund consistently follows such policies in preparing its financial statements.

   1. SECURITY VALUATION: Securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Unlisted securities held by the Growth and Income Portfolio are valued at the latest quoted bid prices; such securities held by the Capital Appreciation Portfolio and the equity portion of the Balanced Portfolio are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired more than 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and credit ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

   2. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

   3. REPURCHASE AGREEMENTS: The Growth and Income Portfolio and the Capital Appreciation Portfolio, along with other members of The Vanguard Group, transfer uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   4. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

   5. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and original issue discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the board of directors. At June 30, 1997, the Fund had contributed capital aggregating $88,000 to Vanguard (included in Other Assets), representing 0.4% of Vanguard's capitalization. The Fund's directors and officers are also directors and officers of Vanguard.

C. During the six months ended June 30, 1997, purchases and sales of investment securities other than temporary cash investments were:

-----------------------------------------------------------------------------------
                                                                     (000)
                                                          -------------------------
PORTFOLIO                                                 PURCHASES           SALES
-----------------------------------------------------------------------------------
Balanced                                                   $ 28,867        $  5,540
Growth and Income                                           114,250           1,527
Capital Appreciation                                        122,448          16,147
-----------------------------------------------------------------------------------

At December 31, 1996, the Fund had available realized capital losses to offset future net capital gains through the following fiscal year-ends:

-----------------------------------------------------------------------------------
                                                         EXPIRATION
                                                    FISCAL YEAR(S) ENDING    AMOUNT
PORTFOLIO                                                DECEMBER 31,         (000)
-----------------------------------------------------------------------------------
Balanced                                                  2003-2004       $     170
Growth and Income                                         2003-2005           1,459
Capital Appreciation                                      2003-2004          10,289
-----------------------------------------------------------------------------------

D. At June 30, 1997, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

---------------------------------------------------------------------------------------------------
                                                                            (000)
                                                        -------------------------------------------
                                                        APPRECIATED     DEPRECIATED  NET UNREALIZED
PORTFOLIO                                                SECURITIES      SECURITIES   APPRECIATION
---------------------------------------------------------------------------------------------------
Balanced                                                  $  16,829       $   (670)       $  16,159
Growth and Income                                           110,692         (1,676)         109,016
Capital Appreciation                                        230,321         (8,672)         221,649
---------------------------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at June 30, 1997, and collateral received with respect to such loans were:

-----------------------------------------------------------------------------------
                                                                    (000)
                                                       ----------------------------
                                                        MARKET VALUE        CASH
                                                         OF LOANED       COLLATERAL
PORTFOLIO                                                SECURITIES       RECEIVED
-----------------------------------------------------------------------------------
Balanced                                                 $       51      $       55
Capital Appreciation                                         10,815          13,364
-----------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
       and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
       Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer,
       Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
       Ikon Business Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., and Massa-chusetts Mutual Life Insurance Co.; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of
       American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
       University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
       NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
       Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice
       Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
       Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President,
       Information Technology.

JAMES H. GATELY, Senior Vice President,
       Individual Investor Group.

IAN A. MACKINNON, Senior Vice President,
       Fixed Income Group.

F. WILLIAM MCNABB III, Senior Vice President,
       Institutional Investor Group.

RALPH K. PACKARD, Senior Vice President and
       Chief Financial Officer.

[THE VANGUARD GROUP LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge, Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

http://www.vanguard.com online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Prospectuses may be obtained directly from The Vanguard Group.

(C) 1997 Vanguard Marketing Corporation, Distributor

[PHOTO]

THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
   Vanguard/Windsor Fund
   Vanguard/Windsor II
   Vanguard Equity Income Fund
   Vanguard Growth and Income Portfolio
   Vanguard Selected Value Portfolio
   Vanguard/Trustees' Equity-U.S. Portfolio
   Vanguard Convertible Securities Fund

BALANCED FUNDS
   Vanguard/Wellington Fund
   Vanguard/Wellesley Income Fund
   Vanguard STAR Portfolio
   Vanguard Asset Allocation Fund
   Vanguard LifeStrategy Portfolios

GROWTH FUNDS
   Vanguard/Morgan Growth Fund
   Vanguard/PRIMECAP Fund
   Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
   Vanguard Explorer Fund
   Vanguard Specialized Portfolios
   Vanguard Horizon Fund

INTERNATIONAL FUNDS
   Vanguard International Growth Portfolio
   Vanguard International Value Portfolio

INDEX FUNDS

   Vanguard Index Trust
   Vanguard Tax-Managed Fund
   Vanguard Balanced Index Fund
   Vanguard Bond Index Fund
   Vanguard International Equity Index Fund
   Vanguard Total International Portfolio

FIXED-INCOME FUNDS

MONEY MARKET FUNDS
   Vanguard Money Market Reserves
   Vanguard Treasury Money Market Portfolio
   Vanguard Admiral Funds

INCOME FUNDS
   Vanguard Fixed Income Securities Fund
   Vanguard Admiral Funds
   Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
   Vanguard Municipal Bond Fund
   Vanguard State Tax-Free Funds
     (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
   Vanguard Municipal Bond Fund
   Vanguard State Tax-Free Funds
     (CA, FL, NJ, NY, OH, PA)


Q872-6/97